[LOGO]

                               RYDEX SERIES FUNDS
                                  SECTOR FUNDS
                               SEMI-ANNUAL REPORT
                               SEPTEMBER 30, 2000

                               ENERGY FUND
                               FINANCIAL SERVICES FUND
                               HEALTH CARE FUND
                               TECHNOLOGY FUND
                               BASIC MATERIALS FUND
                               CONSUMER PRODUCTS FUND
                               LEISURE FUND
                               RETAILING FUND
                               TELECOMMUNICATIONS FUND
                               TRANSPORTATION FUND
                               ENERGY SERVICES FUND
                               BANKING FUND
                               BIOTECHNOLOGY FUND
                               ELECTRONICS FUND
                               PRECIOUS METALS FUND
                               INTERNET FUND
                               UTILITIES FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                      RYDEX SERIES FUNDS
                 [LOGO]                                  SECTOR FUNDS
                                                      SEMI-ANNUAL REPORT
                                                      September 30, 2000

                                                9601 Blackwell Road, Suite 500
                                                      Rockville, MD 20850
                                                        (800) 820-0888

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

    The three major U.S. stock indexes posted negative returns for the six-month period ending September 30, 2000. A number of old economy sectors did well, but the broad markets were dragged down by the poor performance of the new economy tech stocks. What were the causes of the recent slide? The combination of six interest-rate hikes over 16 months and weakening earnings growth put pressure on stock prices. Additionally, a surge in energy prices raised the cost of doing business and cut into consumers' disposable incomes. Crude oil prices jumped to a ten-year high in September contributing to inflationary pressure in Europe, weakening the EURO, and lowering foreign demand for U.S. products.

FINANCIAL MARKET REVIEW

    After reaching all time highs in the first quarter, tech stocks fizzled in the second and third. In April, the anti-trust ruling against tech bellwether Microsoft set the stage for a potential break-up of the company and a slide in tech stocks. So far this year, tech leaders like semiconductor companies Intel and Texas Instruments have been disabled by doubts about computer chip demand. The dismal performance of telecommunications stocks such as Lucent Technologies can be attributed to missing profit forecasts. This sector was also hurt because of pricing concerns in the long distance and local phone markets and the failed merger between WorldCom and Sprint.

    While tech stocks struggled during the period, the traditionally defensive sectors performed well. Utility stocks led the group, as demand for electric power continues to grow with the expanding population. A spike in prices and a sharp increase in use benefited natural gas companies. With oil prices near their Persian Gulf War records and natural gas prices at all time highs, energy stocks continued their upward surge. Exxon Mobil saw profits more than double, while Texaco posted a six-fold increase. The rise in oil and natural gas prices stimulated capital spending on exploration and production, which ignited a recovery in oilfield drilling and services companies such as Baker Hughes and Global Marine.

    Health care stocks outperformed the broad market for the reporting period. Marketing efforts by pharmaceutical firms and some real advances in medicine are accelerating earnings growth in that industry. Biotech industry fundamentals continue to improve and recent advances in genomic research are expected to expedite the development of new drugs to combat disease.

    Financial shares performed well during the period as earnings momentum for the sector rose, after remaining stagnant throughout most of 2000. A wave of giant mergers swept the banks and brokerages. Among the links were Chase Manhattan and J.P. Morgan, UBS buying Paine Webber and Credit Suisse Group paying up for Donaldson, Lufkin and Jenrette. This activity boosted brokerage stocks like Lehman Brothers and Bear Stearns, as speculation rose as to who would be next. The consolidations intend to produce financial supermarkets that provide all products and services to all customers.

    The U.S. economy remains in excellent health, with growth expected to once again top 5% and unemployment remaining at a 30-year low. Reports indicate that the economy is slowing and may discourage the Federal Reserve from raising rates in the near term. The productivity of the new economy appears to have offset the negative effects of higher energy prices.

    Looking forward, investors will watch as the Fed attempts to engineer a soft landing for the U.S. economy. A new Presidential administration is about to take office, raising the level of political uncertainty. As investors watch these events unfold, they will be sensitive to earnings reports as important signals that higher interest rates and a mildly decelerating economy are not diminishing corporate profitability.

    In closing, I would like to thank you for using the Rydex Funds. As always, we welcome your questions or comments. Feel free to contact us over the Internet via our web site at www.rydexfunds.com or call us at 800-820-0888.

Sincerely,

/s/ Albert P. Viragh, Jr.
Albert P. (Skip) Viragh, Jr.
Chairman of the Board

                               RYDEX SERIES FUNDS

                                  ENERGY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                              September 30, 2000

--------------------------------------------------------------------------------

                                                       MARKET
                                                        VALUE
                                        SHARES       (NOTE 1)
                                      --------    -----------
COMMON STOCKS 98.9%
Exxon Mobil Corp..................      87,114    $ 7,764,035
BP Amoco Plc., Sponsored ADR......      94,548      5,011,044
Enron Corp........................      56,367      4,939,158
Royal Dutch Petroleum Co., NY
  Shares..........................      46,437      2,783,318
Chevron Corp......................      23,549      2,007,552
Schlumberger Ltd..................      24,343      2,003,733
Halliburton Co....................      37,933      1,856,346
Anadarko Petroleum Corp...........      20,770      1,380,374
Phillips Petroleum Co.............      21,719      1,362,867
Coastal Corp......................      18,273      1,354,486
Texaco, Inc.......................      24,796      1,301,790
EL Paso Energy Corp...............      19,786      1,219,312
Transocean Sedco Forex, Inc.......      18,006      1,055,602
Baker Hughes, Inc.................      28,251      1,048,818
USX-Marathon Group................      26,674        756,875
Unocal Corp.......................      20,778        736,320
Occidental Petroleum Corp.........      31,538        687,923
Burlington Resources, Inc.........      18,419        678,049
Nabors Industries, Inc.*..........      12,460        652,904
Apache Corp.......................       9,729        575,227
Noble Drilling Corp.*.............      11,429        574,307
Kerr-McGee Corp...................       8,054        533,578
Amerada Hess Corp.................       7,751        518,833
Diamond Offshore
  Drilling, Inc...................      11,595        475,395
R & B Falcon Corp.*...............      16,603        462,809
Global Marine, Inc.*..............      14,979        462,477
ENSCO International, Inc..........      11,797        451,235
BJ Services Co.*..................       7,345        448,963
Santa Fe International Corp.......       9,851        443,911
Conoco, Inc., Class A.............      16,043        419,123
Weatherford
  International, Inc.*............       9,282        399,127
EOG Resources, Inc................      10,041        390,344
                                                       MARKET
                                                        VALUE
                                        SHARES       (NOTE 1)
                                      --------    -----------
Tosco Corp........................      12,364    $   385,602
Smith International, Inc.*........       4,312        351,698
Cooper Cameron Corp.*.............       4,493        331,078
Murphy Oil Corp...................       3,851        249,593
Rowan Companies, Inc*.............       8,030        232,870
Tidewater, Inc....................       4,762        216,671
Sunoco, Inc.......................       7,571        203,944
Grant Prideco, Inc.*..............       9,273        203,426
Ashland, Inc......................       6,038        203,405
Ultramar Diamond Shamrock Corp....       7,422        188,333
Noble Affiliates, Inc.............       4,766        176,938
Newfield Exploration Co.*.........       3,622        169,102
Varco International, Inc*.........       7,797        162,275
                                                  -----------
    Total Common Stocks
      (Cost $42,965,020)..........                 47,830,770
                                                  -----------

                                        FACE
                                      AMOUNT
                                    --------
REPURCHASE
 AGREEMENTS 1.1%
Repurchase Agreements
  Collateralized by U.S.
  Treasury Obligations (Note 2):
  6.40% due 10/02/00............    $138,747        138,747
  6.48% due 10/02/00............     252,778        252,778
  6.50% due 10/02/00............     138,747        138,747
                                                -----------
    Total Repurchase
      Agreements
      (Cost $530,272)...........                    530,272
                                                -----------
    Total Investments 100%
      (Cost $43,495,292)........                $48,361,042
                                                ===========

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     3

                               RYDEX SERIES FUNDS

                            FINANCIAL SERVICES FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                              September 30, 2000

--------------------------------------------------------------------------------

                                                     MARKET
                                                      VALUE
                                     SHARES        (NOTE 1)
                                    -------    ------------
COMMON STOCKS 99.2%
American International
  Group, Inc....................    210,761    $ 20,167,191
Bank of America Corp............    209,817      10,989,165
Citigroup, Inc..................    182,089       9,844,187
American Express Co.............    160,679       9,761,249
Wells Fargo & Co................    203,989       9,370,751
Fannie Mae......................    127,542       9,119,253
Merrill Lynch & Co., Inc........    131,690       8,691,540
Morgan Stanley Dean
  Witter & Co...................     93,142       8,516,672
Goldman Sachs Group, Inc........     69,869       7,960,700
Charles Schwab Corp.............    215,793       7,660,651
Chase Manhattan Corp............    156,581       7,232,085
Bank One Corp...................    145,935       5,636,739
Bank of New York Co., Inc.......     93,375       5,234,836
Freddie Mac.....................     88,072       4,761,392
Marsh & McLennan Cos., Inc......     34,130       4,530,757
FleetBoston Corp................    114,096       4,449,744
First Union Corp................    124,143       3,995,853
MBNA Corp.......................    101,511       3,908,173
Associates First Capital Corp.,
  Class A.......................     92,215       3,504,170
Household
  International, Inc............     59,907       3,392,234
Morgan J.P. & Co. Inc...........     20,553       3,357,846
Allstate Corp...................     94,275       3,276,056
Fifth Third Bancorp.............     58,828       3,169,358
Mellon Financial Corp...........     62,190       2,884,061
AXA Financial, Inc..............     54,727       2,787,657
Washington Mutual, Inc..........     69,350       2,760,997
Firstar Corp....................    122,721       2,745,882
State Street Corp...............     20,369       2,647,970
Northern Trust Corp.............     28,145       2,501,387
American General Corp...........     31,448       2,452,944
PNC Financial Services Group....     36,767       2,389,855
Lehman Brothers
  Holdings, Inc.................     15,300       2,260,575
U.S. Bancorp....................     95,187       2,165,504
AFLAC, Inc......................     33,607       2,152,948
                                                     MARKET
                                                      VALUE
                                     SHARES        (NOTE 1)
                                    -------    ------------
CIGNA Corp......................     20,618    $  2,152,519
Hartford Financial Services
  Group, Inc....................     27,208       1,984,483
SunTrust Banks, Inc.............     38,292       1,907,420
Chubb Corp......................     22,151       1,752,698
National City Corp..............     76,751       1,698,116
Wachovia Corp...................     25,632       1,453,014
KeyCorp.........................     55,180       1,396,744
Franklin Resources, Inc.........     30,834       1,369,955
BB&T Corp.......................     44,130       1,329,416
St Paul Cos.....................     26,848       1,323,942
Bear Stearns Cos., Inc..........     20,440       1,287,720
AON Corp........................     32,394       1,271,464
Lincoln National Corp...........     24,274       1,168,186
Comerica, Inc...................     19,804       1,157,296
Aetna, Inc......................     17,843       1,036,009
E*trade Group, Inc.*............     62,786       1,032,045
                                               ------------
    Total Common Stocks
      (Cost $180,461,679).......                209,601,409
                                               ------------

                                      FACE
                                    AMOUNT
                                  --------
REPURCHASE
 AGREEMENTS 0.8%
Repurchase Agreements
  Collateralized by U.S.
  Treasury Obligations (Note
  2):
  6.40% due 10/02/00..........    $419,949         419,949
  6.48% due 10/02/00..........     765,087         765,087
  6.50% due 10/02/00..........     419,949         419,949
                                              ------------
    Total Repurchase
      Agreements
      (Cost $1,604,985).......                   1,604,985
                                              ------------
    Total Investments 100%
      (Cost $182,066,664).....                $211,206,394
                                              ============

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     4

                               RYDEX SERIES FUNDS

                                HEALTH CARE FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                              September 30, 2000

--------------------------------------------------------------------------------

                                                       MARKET
                                                        VALUE
                                          SHARES     (NOTE 1)
                                         -------  -----------
COMMON STOCKS 99.3%
Pfizer, Inc............................  381,252  $17,132,513
Merck & Co., Inc.......................  156,016   11,613,441
Johnson & Johnson......................  104,858    9,850,098
Bristol-Myers Squibb Co................  132,188    7,551,239
Amgen, Inc.*...........................  101,799    7,108,433
Eli Lilly & Co.........................   87,324    7,084,159
Medtronic, Inc.........................  131,108    6,793,033
Pharmacia & Upjohn, Inc................  106,325    6,399,436
Abbott Laboratories....................  129,788    6,173,042
American Home Products Corp............   94,224    5,329,545
Glaxo Welcome Plc., Sponsored ADR......   84,575    5,111,502
Schering-Plough Corp...................  106,124    4,934,766
SmithKline Beecham Plc., Sponsored
  ADR..................................   57,991    3,979,632
Cardinal Health, Inc...................   35,580    3,137,711
Baxter International, Inc..............   37,409    2,985,706
Immunex Corp.*.........................   64,506    2,806,011
Guidant Corp.*.........................   39,494    2,791,732
HCA-The Healthcare Co..................   69,157    2,567,454
Medimmune, Inc.*.......................   26,891    2,077,330
United HealthCare Corp.................   20,930    2,066,837
Tenet Healthcare Corp.*................   40,305    1,466,094
Allergan, Inc..........................   16,699    1,410,022
Becton, Dickinson and Co...............   49,339    1,304,400
Forest Laboratories, Inc.*.............   10,888    1,248,717
ALZA Corp.*............................   13,226    1,144,049
McKesson HBOC, Inc.....................   36,309    1,109,694
Biogen, Inc.*..........................   18,107    1,104,527
Stryker Corp...........................   24,996    1,073,266
Boston Scientific Corp.*...............   52,540      863,626
Watson Pharmaceuticals, Inc.*..........   12,443      807,240
Biomet, Inc............................   22,924      802,340
                                                       MARKET
                                                        VALUE
                                          SHARES     (NOTE 1)
                                         -------  -----------
WellPoint Health Networks, Inc.*.......    8,000  $   768,005
Genzyme Corp. - General Division*......   10,929      745,221
Health Management Associates, Inc.,
  Class A*.............................   32,132      668,747
Gilead Sciences, Inc.*.................    5,745      630,155
St. Jude Medical, Inc..................   10,803      550,953
Mylan Laboratories, Inc................   16,667      448,967
Healthsouth Corp.*.....................   49,671      403,577
Mallinckrodt, Inc......................    8,661      395,158
Hillenbrand Industries, Inc............    8,082      361,669
ICN Pharmaceuticals, Inc...............   10,239      340,447
Oxford Health Plans, Inc.*.............   10,586      325,354
Sybron International Corp.*............   13,472      323,328
Amerisource Health Corp., Class A*.....    6,599      310,153
Universal Health Services, Inc.,
  Class B..............................    3,579      306,452
Beckman Coulter, Inc...................    3,783      291,764
C. R. Bard, Inc........................    6,504      274,794
Bausch & Lomb, Inc.....................    6,840      266,332
Foundation Health Systems, Inc.,
  Class A*.............................   15,756      261,943
DENTSPLY International, Inc............    6,688      233,662
Humana, Inc.*..........................   21,616      232,372
Manor Care, Inc.*......................   13,180      206,761
Bergen Brunswig Corp., Class A.........   17,331      202,556
Dura Pharmaceuticals, Inc.*............    5,716      202,203
Lincare Holdings, Inc.*................    6,866      196,968
PacifiCare Health Systems, Inc.,
  Class A*.............................    5,615      195,472
Omnicare, Inc..........................   11,874      191,468
Edwards LifeSciences
  Corp.*...............................    7,486      163,288
Quorum Health Group, Inc.*.............    9,178      119,314

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     5

                               RYDEX SERIES FUNDS

                                HEALTH CARE FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------
                                                              September 30, 2000

--------------------------------------------------------------------------------

                                                       MARKET
                                                        VALUE
                                          SHARES     (NOTE 1)
                                         -------  -----------
Steris Corp.*..........................    8,698  $   104,376
Perrigo Co.*...........................    9,455       64,707
Covance, Inc.*.........................    7,368       60,325
                                                  -----------
    Total Common Stocks
      (Cost $128,601,514)..............           139,674,086
                                                  -----------

                                                            MARKET
                                                             VALUE
                                         FACE AMOUNT      (NOTE 1)
                                         -----------  ------------
REPURCHASE AGREEMENTS 0.7%
Repurchase Agreements Collateralized by
  U.S. Treasury Obligations (Note 2):
  6.40% due 10/02/00...................   $251,964    $    251,964
  6.48% due 10/02/00...................    459,041         459,041
  6.50% due 10/02/00...................    251,964         251,964
                                                      ------------
    Total Repurchase Agreements
      (Cost $962,969)..................                    962,969
                                                      ------------
    Total Investments 100%
      (Cost $129,564,483)..............               $140,637,055
                                                      ============

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     6

                               RYDEX SERIES FUNDS

                                TECHNOLOGY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                              September 30, 2000

--------------------------------------------------------------------------------

                                                  MARKET
                                                   VALUE
                                   SHARES       (NOTE 1)
                                 --------    -----------
COMMON STOCKS 96.6%
Cisco Systems, Inc.*.........      63,843    $ 3,527,326
Microsoft Corp.*.............      48,387      2,918,341
Intel Corp...................      61,656      2,562,577
International Business
  Machines Corp..............      21,140      2,378,250
Sun Microsystems, Inc.*......      18,917      2,208,560
Oracle Corp.*................      26,099      2,055,296
EMC Corp.....................      19,952      1,977,742
America Online, Inc.*........      23,104      1,241,840
Lucent Technologies, Inc.....      38,831      1,186,772
Hewlett-Packard Co...........      11,926      1,156,822
Dell Computer Corp.*.........      30,474        938,980
Texas Instruments, Inc.......      19,564        923,176
Motorola, Inc................      31,685        895,101
Veritas Software Corp.*......       5,728        813,376
QUALCOMM, Inc.*..............      10,637        757,886
Yahoo!, Inc.*................       7,800        709,803
Applied Materials, Inc.*.....      11,578        686,720
Compaq Computer Corp.........      24,424        673,614
Automatic Data
  Processing, Inc............       9,011        602,611
Palm, Inc.*..................       8,114        429,535
Analog Devices, Inc.*........       5,083        419,665
Solectron Corp.*.............       8,566        395,107
Xilinx, Inc.*................       4,607        394,474
Micron Technology, Inc.......       7,517        345,782
Verisign, Inc.*..............       1,658        335,849
Maxim Integrated
  Products, Inc.*............       4,061        326,657
Agilent
  Technologies, Inc.*........       6,494        317,800
Linear Technology Corp.......       4,498        291,245
Tellabs, Inc.*...............       5,883        280,913
Paychex, Inc.................       5,334        280,035
Electronic Data Systems Corp.
  ...........................       6,692        277,718
Altera Corp.*................       5,727        273,464
Adobe Systems, Inc...........       1,719        266,875
Comverse Technology, Inc.*..        2,234        241,272
ADC
 Telecommunications, Inc.*..        8,785        236,234
First Data Corp..............       5,923        231,367
Seagate Technology, Inc.*....       3,264        225,216
Gateway, Inc.*...............       4,623    $   216,125
                                                  MARKET
                                                   VALUE
                                   SHARES       (NOTE 1)
                                 --------    -----------
Computer Associates
  International, Inc.........       8,454        212,935
Inktomi Corp.*...............       1,587        180,918
Computer Sciences Corp.*.....       2,404        178,497
LSI Logic Corp.*.............       4,410        128,992
Apple Computer, Inc.*........       4,676        120,407
CMGI, Inc.*..................       4,021        112,337
KLA-Tencor Corp.*............       2,672        110,053
Advanced Micro Devices*......       4,475        105,722
National Semiconductor
  Co.*.......................       2,536        102,074
Atmel Corp.*.................       6,373         96,790
3Com Corp.*..................       5,040         96,705
RealNetworks, Inc.*..........       2,230         88,642
Teradyne, Inc.*..............       2,488         87,080
At Home Corp., Series A*.....       5,271         74,453
BMC Software, Inc.*..........       3,508         67,090
DoubleClick, Inc.*...........       1,760         56,320
Unisys Corp.*................       4,507         50,704
Novell, Inc.*................       4,733         47,034
Compuware Corp.*.............       5,179         43,374
                                             -----------
    Total Common Stocks
      (Cost $19,557,545).....                 35,960,253
                                             -----------

                                     FACE
                                   AMOUNT
                                 --------
REPURCHASE
 AGREEMENTS 3.4%
Repurchase Agreements
  Collateralized by U.S.
  Treasury Obligations
  (Note 2):
  6.40% due 10/02/00.........    $330,136        330,136
  6.48% due 10/02/00.........     601,461        601,461
  6.50% due 10/02/00.........     330,136        330,136
                                             -----------
    Total Repurchase
      Agreements
      (Cost $1,261,733)......                  1,261,733
                                             -----------
    Total Investments 100%
      (Cost $20,819,278).....                $37,221,986
                                             ===========

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     7

                               RYDEX SERIES FUNDS

                              BASIC MATERIALS FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                              September 30, 2000

--------------------------------------------------------------------------------

                                                  MARKET
                                                   VALUE
                                    SHARES      (NOTE 1)
                                   -------    ----------
COMMON STOCKS 100%
Alcoa, Inc.....................     15,223    $  385,332
E. I. DuPont de Nemours & Co...      9,162       379,650
Dow Chemical Co................     11,829       294,986
International Paper Co.........      8,452       242,467
Weyerhaeuser Co................      4,076       164,568
Air Products &
  Chemicals, Inc...............      3,728       134,208
PPG Industries, Inc............      3,047       120,928
Alcan Aluminium, Ltd...........      3,828       110,773
Rohm & Haas Co.................      3,806       110,612
Fort James Corp................      3,600       110,025
Barrick Gold Corp..............      6,929       105,667
Praxair, Inc...................      2,758       103,080
Union Carbide Corp.............      2,357        88,977
Imperial Chemical Industries
  Plc., Sponsored ADR..........      3,184        73,829
B.F. Goodrich Co...............      1,878        73,594
Georgia-Pacific Corp...........      2,984        70,124
Sherwin-Williams Co............      2,865        61,239
Phelps Dodge Corp..............      1,377        57,490
Willamette Industries, Inc.....      1,938        54,264
                                                  MARKET
                                                   VALUE
                                    SHARES      (NOTE 1)
                                   -------    ----------
Placer Dome, Inc...............      5,732    $   54,096
Inco, Ltd.*....................      3,179        51,261
Newmont Mining Corp............      2,937        49,929
Eastman Chemcial Co............      1,342        49,570
Sigma-Aldrich..................      1,491        49,203
Westvaco Corp..................      1,760        46,970
Nucor Corp.....................      1,488        44,826
Corus Group Plc................      5,445        42,199
Mead Corp......................      1,799        42,052
Bowater, Inc...................        902        41,887
Cabot Corp.....................      1,173        37,169
Engelhard Corp.................      2,233        36,286
Temple-Inland, Inc.............        917        34,731
Great Lakes Chemical Corp......        953        27,935
                                              ----------
    Total Common Stocks
      (Cost $3,234,744)........                3,349,927
                                              ----------
    Total Investments 100%
      (Cost $3,234,744)........               $3,349,927
                                              ==========

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     8

                               RYDEX SERIES FUNDS

                             CONSUMER PRODUCTS FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                              September 30, 2000

--------------------------------------------------------------------------------

                                                  MARKET
                                                   VALUE
                                    SHARES      (NOTE 1)
                                   -------    ----------
COMMON STOCKS 99.4%
Proctor & Gamble Co............     10,270    $  688,088
Kimberly-Clark Corp............      7,790       434,779
Colgate-Palmolive Co...........      8,337       393,506
Gillette Co....................     11,164       344,688
Omnicom Group, Inc.............      4,152       302,836
Unilever N. V., NY Shares......      5,205       251,141
Clorox Co......................      5,513       218,108
Cintas Corp....................      4,367       190,237
Interpublic Group of
  Cos., Inc....................      5,447       185,538
CDW Computer Centers, Inc.*....      2,251       155,319
Gucci Group N.V., NY Regular
  Shares.......................      1,522       153,532
Newell Rubbermaid, Inc.........      6,623       151,087
Nike, Inc., Class B............      3,654       146,388
Avery Dennison Corp............      2,928       135,786
Estee Lauder Cos., Class A.....      3,224       118,079
Illinois Tool Works, Inc.......      1,720        96,105
Arrow Electronics, Inc.........      2,498        85,088
Jones Apparel Group, Inc.*.....      3,187        84,455
Leggett & Platt, Inc...........      5,107        80,754
Black & Decker Corp............      2,269        77,571
V. F. Corp.....................      3,066        75,692
Whirlpool Corp.................      1,927        74,919
Maytag Corp....................      2,197        68,244
Miller (Herman), Inc...........      2,057        65,953
Shaw Industries, Inc...........      3,481        64,398
LIZ Claiborne, Inc.............      1,538        59,213
Tech Data Corp.*...............      1,355        57,926
                                                  MARKET
                                                   VALUE
                                    SHARES      (NOTE 1)
                                   -------    ----------
Catalina Marketing Corp.*......      1,425    $   53,616
International Flavors &
  Fragrances, Inc..............      2,735        49,914
Payless Shoesource, Inc.*......        788        44,128
Clayton Homes, Inc.............      3,657        36,570
Dial Corp......................      2,697        31,353
Ethan Allen Interiors, Inc.....      1,064        30,124
American Greetings.............      1,557        27,247
Tommy Hilfiger Corp.*..........      2,483        23,899
                                              ----------
    Total Common Stocks
      (Cost $4,928,527)........                5,056,281
                                              ----------

                                      FACE
                                    AMOUNT
                                   -------
REPURCHASE
 AGREEMENTS 0.6%
Repurchase Agreements
  Collateralized by U.S.
  Treasury Obligations
  (Note 2):
  6.40% due 10/02/00...........    $ 7,531         7,531
  6.48% due 10/02/00...........     13,720        13,720
  6.50% due 10/02/00...........      7,531         7,531
                                              ----------
    Total Repurchase Agreements
      (Cost $28,782)...........                   28,782
                                              ----------
    Total Investments 100%
      (Cost $4,957,309)........               $5,085,063
                                              ==========

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     9

                               RYDEX SERIES FUNDS

                                  LEISURE FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                              September 30, 2000

--------------------------------------------------------------------------------

                                                     MARKET
                                                      VALUE
                                       SHARES      (NOTE 1)
                                      -------    ----------
COMMON STOCKS 95.4%
Viacom, Inc., Class B*............      2,431    $  142,212
Time Warner, Inc..................      1,493       116,827
Walt Disney Co....................      2,947       112,723
America Online, Inc.*.............      1,224        65,790
Anheuser-Busch Cos., Inc..........      1,287        54,456
Clear Channel
  Communications, Inc.............        902        50,963
Comcast Corp., Special Class A*..       1,241        50,803
Seagram Co., Ltd..................        698        40,091
Cox Communications, Inc.,
  Class A*........................      1,025        39,206
News Corp., Ltd., Sponsored ADR...        543        30,442
McDonald's Corp...................        949        28,648
Harley-Davidson, Inc..............        539        25,805
Philip Morris Cos., Inc...........        812        23,903
Gannett Co., Inc..................        426        22,578
McGraw-Hill Cos., Inc.............        346        21,993
Carnival Corp.....................        856        21,079
Tribune Co........................        406        17,712
Marriott International, Inc.,
  Class A.........................        425        15,486
Cendant Corp......................      1,280        13,920
Starbucks Corp.*..................        329        13,181
New York Times Co., Class A.......        300        11,794
USA Networks, Inc.*...............        528        11,583
Electronic Arts, Inc.*............        230        11,356
MGM Grand, Inc....................        281        10,731
Dun & Bradstreet Corp.*...........        287         9,884
At Home Corp., Series A*..........        646         9,125
Metro-Goldwyn-Mayer, Inc.*........        358         8,592
Mattel, Inc.......................        756         8,458
Royal Caribbean Cruises, Ltd......        321         8,263
Park Place Entertainment Corp.*...        540         8,167
                                                     MARKET
                                                      VALUE
                                       SHARES      (NOTE 1)
                                      -------    ----------
Tricon Global
  Restaurants, Inc.*..............        262    $    8,024
Hilton Hotels Corp................        654         7,562
Sabre Holdings Corp...............        229         6,627
Harrah's Entertainment, Inc.......        217         5,967
Darden Restaurants, Inc...........        220         4,579
International Game Technology*....        128         4,304
Wendy's International, Inc........        202         4,052
Adolph Coors, Class B.............         63         3,981
Mandalay Resort Group*............        139         3,562
Brinker International, Inc.*......        116         3,494
                                                 ----------
  Total Common Stocks
    (Cost $857,781)...............                1,057,923
                                                 ----------

                                         FACE
                                       AMOUNT
                                      -------
REPURCHASE
 AGREEMENTS 4.6%
Repurchase Agreements
  Collateralized by U.S. Treasury
  Obligations (Note 2):
  6.40% due 10/02/00..............    $13,370        13,370
  6.48% due 10/02/00..............     24,360        24,360
  6.50% due 10/02/00..............     13,370        13,370
                                                 ----------
    Total Repurchase
      Agreements
      (Cost $51,100)..............                   51,100
                                                 ----------
    Total Investments 100%
      (Cost $908,881).............               $1,109,023
                                                 ==========

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     10

                               RYDEX SERIES FUNDS

                                 RETAILING FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                              September 30, 2000

--------------------------------------------------------------------------------

                                                  MARKET
                                                   VALUE
                                   SHARES       (NOTE 1)
                                  -------    -----------
COMMON STOCKS 99.5%
Wal-Mart Stores, Inc..........    239,742    $11,537,583
Home Depot, Inc...............    184,662      9,798,627
McDonald's Corp...............    154,586      4,666,565
Walgreen Co...................    109,539      4,155,636
Kohl's Corp.*.................     47,780      2,756,309
Target Corp...................    104,860      2,687,037
CVS Corp......................     56,695      2,625,687
Lowe's Cos., Inc..............     55,665      2,497,967
Gap, Inc......................    105,217      2,117,492
Best Buy Co., Inc.*...........     29,362      1,868,157
Costco Wholesale Corp.........     51,793      1,809,518
RadioShack Corp...............     27,076      1,749,786
Sears, Roebuck & Co...........     51,229      1,660,844
Amazon.com, Inc.*.............     40,915      1,572,670
Limited, Inc..................     62,188      1,372,023
Starbucks Corp.*..............     26,635      1,067,065
Bed Bath & Beyond, Inc.*......     40,674        992,064
Staples, Inc.*................     69,711        989,025
TJX Companies, Inc............     43,105        969,862
May Department Stores Co......     46,533        953,926
Federated Department
  Stores, Inc.*...............     30,728        802,769
Dollar General Corp...........     47,512        795,826
Circuit City Stores - Circuit
  City Group..................     29,758        684,434
Tricon Global
  Restaurants, Inc.*..........     21,235        650,322
Dollar Tree Stores, Inc.*.....     14,887        603,854
Toys R US, Inc.*..............     32,696        531,310
Family Dollar Stores..........     24,878        478,901
J. C. Penney Co., Inc.........     37,663        444,894
Harcourt General, Inc.........      7,481        441,379
Autozone, Inc.*...............     19,334        438,640
Kmart Corp.*..................     69,765        418,590
Tiffany & Co..................     10,477        404,019
                                                  MARKET
                                                   VALUE
                                   SHARES       (NOTE 1)
                                  -------    -----------
Darden Restaurants, Inc.......     17,930    $   373,168
BJ's Wholesale Club, Inc.*....     10,698        365,069
Office Depot, Inc.*...........     46,191        360,867
Wendy's
  International, Inc..........     16,279        326,597
Fastenal Co...................      5,462        314,748
Outback Steakhouse, Inc.*.....     11,325        307,191
Talbots, Inc..................      4,454        295,077
Nordstorm, Inc................     18,662        290,427
Brinker
  International, Inc.*........      9,454        284,802
Williams-Sonoma, Inc.*........      8,065        280,259
Woolworth Corp................     19,949        246,875
Neiman Marcus Group, Inc.,
  Class A *...................      7,089        229,949
Consolidated Stores Corp.*....     16,137        217,849
                                             -----------
    Total Common Stocks
      (Cost $67,655,847)......                68,435,659
                                             -----------

                                     FACE
                                   AMOUNT
                                 --------
REPURCHASE
 AGREEMENTS 0.5%
Repurchase Agreements
  Collateralized by U.S.
  Treasury Obligations
  (Note 2):
  6.40% due 10/02/00.........    $ 92,188         92,188
  6.48% due 10/02/00.........     167,955        167,955
  6.50% due 10/02/00.........      92,188         92,188
                                             -----------
    Total Repurchase
      Agreements
      (Cost $352,331)........                    352,331
                                             -----------
    Total Investments 100%
      (Cost $68,008,178).....                $68,787,990
                                             ===========

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     11

                               RYDEX SERIES FUNDS

                            TELECOMMUNICATIONS FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                              September 30, 2000

--------------------------------------------------------------------------------

                                                  MARKET
                                                   VALUE
                                   SHARES       (NOTE 1)
                                  -------    -----------
COMMON STOCKS 99.0%
Nortel Networks Corp..........     37,010    $ 2,204,407
Nokia Corp., Class A,
  Sponsored ADR...............     48,095      1,914,782
Vodafone Group Plc., Sponsored
  ADR.........................     38,513      1,424,981
Lucent Technologies, Inc......     38,362      1,172,439
Telefonaktiebolaget LM
  Ericsson, Sponsored ADR.....     79,053      1,170,973
Alcatel S.A., Sponsored ADR...     16,372      1,029,390
QUALCOMM, Inc.*...............     13,582        967,718
MCI WorldCom, Inc.*...........     29,853        906,785
Motorola, Inc.................     23,874        674,441
Qwest Communications
  International, Inc.*........     14,014        673,548
Cable & Wireless Plc.,
  Sponsored ADR...............     14,971        637,203
Ciena Corp.*..................      5,122        629,046
Nextel Communications, Inc.,
  Class A*....................     13,267        620,232
Sprint PCS Group*.............     16,727        586,490
Corning, Inc..................      1,800        534,600
Global Crossing, Ltd.*........     14,959        463,729
VoiceStream Wireless Corp.*...      3,902        452,876
Tellabs, Inc.*................      7,497        357,982
ADC
  Telecommunications, Inc.*..      12,451        334,815
British Telecommunications
  Plc., Sponsored ADR.........      2,994        320,545
Alltel Corp...................      5,824        303,940
BCE, Inc......................     11,731        274,212
BellSouth Corp................      5,171        208,133
Scientific-Atlanta, Inc.......      2,926        186,167
McLeodUSA, Inc., Class A*.....     10,508        150,396
NTL, Inc.*....................      2,641        122,311
Telephone and Data
  Systems, Inc................        986        109,150
                                                  MARKET
                                                   VALUE
                                   SHARES       (NOTE 1)
                                  -------    -----------
NEXTLINK
  Communications, Inc.,
  Class A*....................      3,004    $   105,703
Broadwing, Inc................      3,901         99,719
Teleglobe, Inc................      4,668         98,028
PanAmSat Corp.*...............      2,751         87,860
CenturyTel, Inc...............      2,593         70,659
United States Cellular
  Corp.*......................        986         69,020
Advanced Fibre
  Communication*..............      1,451         54,957
ECI Telecom, Ltd..............      1,683         51,542
Western Wireless Corp.*.......      1,295         46,134
Mitel Corp.*..................      2,162         44,321
Andrew Corp.*.................      1,488         38,967
                                             -----------
    Total Common Stocks
      (Cost $12,042,271)......                19,198,201
                                             -----------

                                     FACE
                                   AMOUNT
                                  -------
REPURCHASE
 AGREEMENTS 1.0%
Repurchase Agreements
  Collateralized by U.S.
  Treasury Obligations
  (Note 2):
  6.40% due 10/02/00..........    $50,388         50,388
  6.48% due 10/02/00..........     91,799         91,799
  6.50% due 10/02/00..........     50,388         50,388
                                             -----------
    Total Repurchase
      Agreements
      (Cost $192,575).........                   192,575
                                             -----------
    Total Investments 100%
      (Cost $12,234,846)......               $19,390,776
                                             ===========

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     12

                               RYDEX SERIES FUNDS

                              TRANSPORTATION FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                              September 30, 2000

--------------------------------------------------------------------------------

                                                       MARKET
                                                        VALUE
                                        SHARES       (NOTE 1)
                                      --------    -----------
COMMON STOCKS 98.5%
FedEx Corp.*......................      29,223    $ 1,295,745
Southwest Airlines Co.............      50,457      1,223,582
Union Pacific Corp................      18,901        734,776
Burlington Northern Santa Fe
  Corp............................      30,071        648,406
United Parcel Service, Inc.,
  Class B.........................      11,124        627,116
Canadian National Railway Co......      20,341        596,246
Delta Air Lines, Inc..............      12,454        552,646
AMR Corp..........................      15,220        497,504
TRW, Inc..........................      10,660        433,063
Norfolk Southern Corp.............      29,216        427,284
Sabre Holdings Corp...............      13,124        379,776
CSX Corp..........................      16,659        363,374
Magna International, Inc.,
  Class A.........................       7,986        345,395
Genuine Parts Co..................      17,983        342,801
Dana Corp.........................      15,490        333,035
PACCAR, Inc.......................       7,780        288,346
Goodyear Tire & Rubber Co.........      15,903        286,254
Expeditors International of
  Washington, Inc.................       5,174        233,153
UAL Corp..........................       5,080        213,360
Northwest Airlines Corp.*.........       8,608        211,434
US Airways Group, Inc.*...........       6,774        206,184
GATX Corp.........................       4,849        203,052
Navistar International Corp.......       6,293        188,397
Atlas Air, Inc.*..................       3,505        148,086
Lear Corp.*.......................       6,724        138,262
Newport News Shipbuilding, Inc....       3,150        136,631
Skywest, Inc......................       2,504        128,330
CNF Transportation, Inc...........       4,934        109,782
Brilliance China..................       3,095         94,398
Borg-Warner Automotive, Inc.......       2,694         89,239
                                                       MARKET
                                                        VALUE
                                        SHARES       (NOTE 1)
                                      --------    -----------
EGL, Inc.*........................       2,910    $    88,028
Swift Transportation
  Co., Inc.*......................       6,412         83,757
Superior Industries
  International, Inc..............       2,657         79,710
Cooper Tire & Rubber Co...........       7,505         75,519
Alaska Airgroup, Inc.*............       2,688         64,512
USFreightways Corp................       2,688         60,984
Werner Enterprises, Inc...........       4,785         56,224
Airborne Freight Corp.............       4,984         50,775
America West Holdings Corp.*......       3,581         43,643
Federal-Mogul Corp................       7,170         38,987
                                                  -----------
    Total Common Stocks
      (Cost $11,021,463)..........                 12,117,796
                                                  -----------

                                        FACE
                                      AMOUNT
                                     -------
REPURCHASE
 AGREEMENTS 1.5%
Repurchase Agreements
  Collateralized by U.S. Treasury
  Obligations (Note 2):
  6.40% due 10/02/00.............    $48,200         48,200
  6.48% due 10/02/00.............     87,815         87,815
  6.50% due 10/02/00.............     48,200         48,200
                                                -----------
    Total Repurchase
      Agreements
      (Cost $184,215)............                   184,215
                                                -----------
    Total Investments 100%
      (Cost $11,205,678).........               $12,302,011
                                                ===========

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     13

                               RYDEX SERIES FUNDS

                              ENERGY SERVICES FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                              September 30, 2000

--------------------------------------------------------------------------------

                                                  MARKET
                                                   VALUE
                                   SHARES       (NOTE 1)
                                 --------    -----------
COMMON STOCKS 99.2%
Schlumberger Ltd.............     143,672    $11,825,998
Halliburton Co...............     210,058     10,279,713
Transocean Sedco
  Forex, Inc.................      95,269      5,585,145
Baker Hughes, Inc............     138,949      5,158,482
Nabors Industries, Inc.*.....      94,244      4,938,386
Noble Drilling Corp.*........      80,426      4,041,407
R & B Falcon Corp.*..........     125,632      3,501,992
Global Marine, Inc.*.........     113,340      3,499,373
Diamond Offshore
  Drilling, Inc..............      83,352      3,417,432
ENSCO International, Inc.....      89,264      3,414,348
BJ Services Co.*.............      55,522      3,393,782
Weatherford
  International, Inc.*.......      70,337      3,024,491
Smith
  International, Inc.*.......      32,625      2,660,977
Cooper Cameron Corp.*........      33,998      2,505,228
Rowan Cos., Inc.*............      60,758      1,761,982
Tidewater, Inc...............      36,030      1,639,365
Grant Prideco, Inc...........      70,169      1,539,332
National-Oilwell, Inc.*......      42,869      1,339,656
Varco
  International, Inc.*.......      59,175      1,231,580
Helmerich & Payne, Inc.......      32,131      1,160,732
Eastern Enterprises..........      17,557      1,120,356
Pride
  International, Inc.*.......      42,191      1,118,062
Marine Drilling
  Co., Inc.*.................      37,832      1,080,577
Global Industries Ltd.*......      59,461        743,263
Western Gas
  Resources, Inc.............      20,832        522,102
SEACOR SMIT, Inc.*...........      10,876        507,094
Houston Exploration Co.*.....      18,779        474,170
McDermott
  International, Inc.........      38,861        427,471
                                                  MARKET
                                                   VALUE
                                   SHARES       (NOTE 1)
                                 --------    -----------
Veritas DGC, Inc.*...........      14,651    $   423,963
Newpark Resources, Inc.*.....      44,767        414,095
Parker Drilling Co.*.........      50,189        351,323
Input/Output, Inc.*..........      33,092        318,511
CARBO Ceramics, Inc..........       9,474        251,653
Oceaneering
  International, Inc.*.......      14,677        244,005
                                             -----------
    Total Common Stocks (Cost
      $58,142,082)...........                 83,916,046
                                             -----------

                                     FACE
                                   AMOUNT
                                 --------
REPURCHASE
 AGREEMENTS 0.8%
Repurchase Agreements
  Collateralized by U.S.
  Treasury Obligations
  (Note 2):
  6.40% due 10/02/00.........    $188,149        188,149
  6.48% due 10/02/00.........     342,782        342,782
  6.50% due 10/02/00.........     188,149        188,149
                                             -----------
    Total Repurchase
      Agreements
      (Cost $719,080)........                    719,080
                                             -----------
    Total Investments 100%
      (Cost $58,861,162).....                $84,635,126
                                             ===========

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     14

                               RYDEX SERIES FUNDS

                                  BANKING FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                              September 30, 2000

--------------------------------------------------------------------------------

                                                     MARKET
                                                      VALUE
                                      SHARES       (NOTE 1)
                                    --------    -----------
COMMON STOCKS 99.1%
BankAmerica Corp................      93,210    $ 4,881,874
Wells Fargo Co..................     100,105      4,598,571
Chase Manhattan Corp............      76,944      3,553,851
Bank One Corp...................      75,385      2,911,746
Bank of New York Co., Inc.......      48,234      2,704,119
First Union Corp................      64,128      2,064,120
Fleet Boston Financial Corp.....      51,866      2,022,774
J. P. Morgan & Co., Inc.........      10,617      1,734,552
Fifth Third Bancorp.............      30,388      1,637,154
Mellon Bank Corp................      32,125      1,489,797
Washington Mutual, Inc..........      35,824      1,426,243
Firstar Corp....................      63,393      1,418,418
State Street Corp...............      10,522      1,367,860
Northern Trust Corp.............      14,539      1,292,154
PNC Financial Services Group....      18,992      1,234,480
U.S. Bancorp....................      49,170      1,118,618
SunTrust Banks, Inc.............      19,780        985,291
National City Corp..............      39,647        877,190
Wachovia Corp...................      13,241        750,599
KeyCorp.........................      28,435        719,761
BB&T Corp.......................      22,796        686,730
Comerica, Inc...................      10,230        597,816
Golden West Financial Corp......      10,339        554,429
Summit Bancorp..................      11,506        396,957
Synovus Financial Corp..........      18,468        391,291
Charter One Financial, Inc......      14,390        350,756
Southtrust Corp.................      10,994        345,624
Marshall & Ilsley Corp..........       6,802        340,950
Regions Financial Corp..........      14,353        325,634
Union Planters Corp.............       8,850        292,603
                                                     MARKET
                                                      VALUE
                                      SHARES       (NOTE 1)
                                    --------    -----------
Zions Bancorp...................       5,605    $   286,643
Old Kent Financial Corp.........       8,981        259,888
UnionBanCal Corp................      10,623        247,649
North Fork Bancorp., Inc........      11,363        245,725
Popular, Inc....................       8,887        240,504
Huntington Bancshares, Inc......      14,518        213,233
First Security Corp.............      12,843        209,501
First Tennessee National
  Corp..........................       8,502        173,760
AmSouth BanCorp.................      12,847        160,588
                                                -----------
    Total Common Stocks
      (Cost $38,051,560)........                 45,109,453
                                                -----------
                                        FACE
                                      AMOUNT
                                    --------
REPURCHASE
 AGREEMENTS 0.9%
Repurchase Agreements
  Collateralized by U.S.
  Treasury Obligations
  (Note 2):
  6.40% due 10/02/00............    $112,764        112,764
  6.48% due 10/02/00............     205,442        205,442
  6.50% due 10/02/00............     112,764        112,764
                                                -----------
    Total Repurchase
      Agreements
      (Cost $430,970)...........                    430,970
                                                -----------
    Total Investments 100%
      (Cost $38,482,530)........                $45,540,423
                                                ===========

See Notes to Financial Statements.     15

                               RYDEX SERIES FUNDS

                               BIOTECHNOLOGY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                              September 30, 2000

--------------------------------------------------------------------------------

                                                  MARKET
                                                   VALUE
                                  SHARES        (NOTE 1)
                              ----------    ------------
COMMON STOCKS 98.8%
Amgen, Inc.*..............     1,630,585    $113,860,693
Immunex Corp.*............     1,488,041      64,729,781
MedImmune, Inc.*..........       759,821      58,696,172
Millennium
Pharmaceuticals, Inc.*....       362,667      52,972,049
Human Genome
  Sciences, Inc.*.........       216,224      37,433,780
Biogen, Inc.*.............       529,713      32,312,493
Idec Pharmaceuticals
  Corp.*..................       176,048      30,871,667
Chiron Corp.*.............       555,551      24,999,795
Andrx Corp.*..............       251,311      23,466,165
Gilead Sciences, Inc.*....       176,659      19,377,284
Protein Design
  Labs, Inc.*.............       157,967      19,035,024
Genzyme Corp. -- General
  Division*...............       265,573      18,108,759
Vertex
Pharmaceuticals, Inc.*....       211,467      17,868,962
COR
  Therapeutics, Inc.*.....       209,469      13,052,537
PE Corp -- Celera
  Genomic*................       124,764      12,429,614
ALZA Corp.*...............       130,189      11,261,349
Affymetrix, Inc.*.........       218,948      10,920,032
Enzon, Inc.*..............       160,929      10,621,314
Incyte
 Pharmaceuticals, Inc.*..        252,130      10,368,846
ICOS Corp.*...............       183,305       9,921,383
Inhale Therapeutic
  Systems, Inc.*..........       167,263       9,429,452
Alkermes, Inc.*...........       208,402       8,049,527
Myriad Genetics, Inc.*....        82,837       7,123,982
BioChem Pharma, Inc.*.....       320,283       7,026,208
Alexion Pharmaceuticals,
  Inc.*...................        59,572       6,791,208
Cephalon, Inc.*...........       134,509       6,523,687
Enzo Biochem, Inc.*.......       100,370       4,867,945
Aviron*...................        81,779       4,768,738
Immunomedics, Inc.*.......       195,361       4,090,371
Genzyme Transgenics
  Corp.*..................       113,449       3,999,077
Cell Genesys, Inc.*.......       132,836       3,985,080
                                                  MARKET
                                                   VALUE
                                  SHARES        (NOTE 1)
                              ----------    ------------
Transkaryotic
  Therapies, Inc.*........        89,916    $  3,872,008
Maxim
 Pharmaceuticals, Inc.*..         62,496       3,796,632
XOMA Ltd.*................       259,155       3,741,550
Geltex
 Pharmaceuticals, Inc.*..         79,645       3,728,382
Sicor, Inc.*..............       358,041       3,669,920
Elan Corp.*...............        59,951       3,282,317
Pharmacyclics, Inc.*......        63,271       3,139,823
Alliance Pharmaceutical
  Corp.*..................       187,036       2,852,299
Ligand
  Pharmaceuticals, Inc.,
  Class B*................       218,467       2,799,109
Amylin
 Pharmaceuticals, Inc.*..        249,188       2,678,771
SuperGen, Inc.*...........       129,454       2,483,899
Bio-Technology General
  Corp.*..................       215,692       2,466,977
Geron Corp.*..............        84,926       2,409,775
Regeneron
Pharmaceuticals, Inc.*....        63,988       2,087,609
Vical, Inc.*..............        78,575       2,033,128
Organogenesis, Inc.*......       134,908       1,983,148
Coulter
  Pharmaceutical, Inc.*..         67,611       1,952,268
Neurogen Corp.*...........        61,763       1,922,373
Hyseq, Inc.*..............        52,555       1,921,542
Biomira, Inc.*............       175,794       1,845,837
Cytogen Corp.*............       288,323       1,820,039
Aphton Corp.*.............        61,808       1,776,980
Advanced Tissue
  Sciences, Inc.*.........       232,414       1,728,579
CryoLife, Inc.*...........        48,925       1,697,086
EntreMed, Inc.*...........        60,643       1,690,424
Genome Therapeutics
  Corp.*..................        81,663       1,679,195
Isis
 Pharmaceuticals, Inc.*..        140,906       1,620,419
Miravant Medical
  Technologies*...........        72,508       1,577,049
Texas Biotechnology
  Corp.*..................        93,694       1,527,212
Martek Biosciences
  Corp.*..................        69,363       1,352,579

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     16

                               RYDEX SERIES FUNDS

                               BIOTECHNOLOGY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------
                                                              September 30, 2000

--------------------------------------------------------------------------------

                                                  MARKET
                                                   VALUE
                                  SHARES        (NOTE 1)
                              ----------    ------------
Triangle
Pharmaceuticals, Inc.*....       151,019    $  1,274,223
Genelabs
  Technologies, Inc.*.....       161,714         965,230
Praecis Pharmaceutical*...        22,500         956,250
Scios, Inc.*..............        91,496         949,271
ArQule, Inc.*.............        53,661         915,591
Curtis Inc.*..............        45,475         906,658
LA Jolla Pharamaceutical
  Co.*....................        96,723         900,733
Orchid Biosciences*.......        25,000         850,000
Immune Response Corp.*....       108,488         745,855
Serologicals Corp.*.......        92,141         639,228
Vivus, Inc.*..............       127,825         543,256
Diacrin, Inc.*............        70,993         505,825
Genzyme Corp. -- Tissue
  Repair*.................       101,214         414,345
                                            ------------
    Total Common Stocks
      (Cost
      $446,157,563).......                   740,666,368
                                            ------------

                                                  MARKET
                                    FACE           VALUE
                                  AMOUNT        (NOTE 1)
                              ----------    ------------
REPURCHASE
 AGREEMENTS 1.2%
Repurchase Agreements
  Collateralized by U.S.
  Treasury Obligations:
  6.40% due 10/02/00......    $2,345,409    $  2,345,409
  6.48% due 10/02/00......     4,273,008       4,273,008
  6.50% due 10/02/00......     2,345,409       2,345,409
                                            ------------
    Total Repurchase
      Agreements
      (Cost $8,963,826)...                     8,963,826
                                            ------------
    Total Investments 100%
      (Cost
      $455,121,389).......                  $749,630,194
                                            ============

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     17

                               RYDEX SERIES FUNDS

                                ELECTRONICS FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                              September 30, 2000

--------------------------------------------------------------------------------

                                                  MARKET
                                                   VALUE
                                  SHARES        (NOTE 1)
                                --------    ------------
COMMON STOCKS 98.6%
EMC Corp....................     391,314    $ 38,789,000
Intel Corp..................     510,173      21,204,065
Texas Instruments, Inc......     332,762      15,702,205
JDS Uniphase Corp.*.........     141,001      13,351,030
Motorola, Inc...............     420,264      11,872,458
Broadcom Corp., Class A*....      42,287      10,307,456
PMC-Sierra, Inc.*...........      38,433       8,272,703
Analog Devices, Inc.*.......      99,447       8,210,593
Applied Materials, Inc.*....     135,794       8,054,282
Xilinx, Inc.*...............      90,838       7,778,004
Solectron Corp.*............     167,448       7,723,539
Micron Technology, Inc......     147,794       6,798,524
Applied Micro Circuits
  Corp.*....................      30,502       6,315,820
Maxim Integrated
  Products, Inc.*...........      78,279       6,296,567
Linear Technology Corp......      87,968       5,695,928
Altera Corp.*...............     112,609       5,377,080
Seagate
  Technology, Inc.*.........      61,024       4,210,656
Vitesse Semiconductor
  Corp.*....................      44,463       3,954,428
ASM Lithography Holding,
  N.V.*.....................     117,672       3,802,277
STMicroelectronics, N.V.....      75,468       3,594,164
Sanmina Corp.*..............      35,892       3,360,389
Flextronics International,
  Ltd.*.....................      33,418       2,744,453
LSI Logic Corp.*............      86,074       2,517,665
Integrated Device
  Tech, Inc.*...............      27,131       2,455,356
KLA Tencor Corp.*...........      53,220       2,191,999
Advanced Micro
  Devices, Inc.*............      90,140       2,129,558
Rambus, Inc.*...............      26,628       2,101,948
National Semiconductor
  Corp.*....................      48,228       1,941,177
Atmel Corp.*................     122,129       1,854,834
Teradyne, Inc.*.............      49,573       1,735,055
SCI Systems, Inc.*..........      40,688       1,668,208
Micrel, Inc.*...............      23,086       1,546,762
Novellus Systems, Inc.*.....      33,044       1,538,611
Molex, Inc..................      27,636       1,504,435
Cypress Semiconductor
  Corp.*....................      33,582       1,395,752
                                                  MARKET
                                                   VALUE
                                  SHARES        (NOTE 1)
                                --------    ------------
Symbol
  Technologies, Inc.........      38,327    $  1,377,377
AVX Corp....................      52,392       1,365,467
Sandisk Corp.*..............      17,589       1,174,066
Microchip
  Technology, Inc.*.........      34,611       1,144,326
Tektronix, Inc..............      13,613       1,045,649
Vishay
  Intertechnology, Inc.*....      32,744       1,006,878
Arrow Electronics, Inc.*....      25,904         882,355
LAM Research Corp.*.........      37,861         792,715
Lattice Semiconductor Corp.*
  ..........................      14,056         755,510
Avnet, Inc..................      25,946         736,218
Quantum Corp.*..............      47,522         715,800
Taiwan Semiconductor,
  Sponsored ADR*............      33,971         692,159
Kemet Corp.*................      25,034         691,564
Dallas Semiconductor Corp...      16,801         552,333
ASE Test, Ltd.*.............      22,382         470,022
Credence Systems Corp.*.....      14,156         424,680
Storage Technology Corp.*...      28,534         386,992
CTS Corp....................       6,555         331,847
Thomas & Betts Corp.........      15,748         274,606
                                            ------------
    Total Common Stocks
      (Cost $154,369,635)...                 242,817,545
                                            ------------

                                    FACE
                                  AMOUNT
                              ----------
REPURCHASE
 AGREEMENTS 1.4%
Repurchase Agreements
  Collateralized by U.S.
  Treasury Obligations
  (Note 2):
  6.40% due 10/02/00......    $  888,230         888,230
  6.48% due 10/02/00......     1,618,230       1,618,230
  6.50% due 10/02/00......       888,230         888,230
                                            ------------
    Total Repurchase
      Agreements
     (Cost $3,394,690)....                     3,394,690
                                            ------------
    Total Investments 100%
    (Cost $157,764,325)..                   $246,212,235
                                            ============

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     18

                               RYDEX SERIES FUNDS

                              PRECIOUS METALS FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                              September 30, 2000

--------------------------------------------------------------------------------

                                                  MARKET
                                                   VALUE
                                   SHARES        (NOTE1)
                                 --------    -----------
COMMON STOCKS 99.2%
Barrick Gold Corp............     350,817    $ 5,349,957
Placer Dome, Inc.............     374,930      3,538,402
Newmont Mining Corp..........     175,449      2,982,633
Anglogold, Ltd., Sponsored
  ADR........................      92,188      1,693,954
Gold Fields, Ltd., Sponsored
  ADR*.......................     507,812      1,555,174
De Beers Consolidated Mines,
  Sponsored ADR..............      52,723      1,459,768
Harmony Gold Mining Co.,
  Ltd., Sponsored ADR........     275,312      1,410,974
Freeport-McMoRan Copper &
  Gold, Inc., Class B*.......     159,153      1,402,536
BHP, Ltd., Sponsored ADR.....      66,789      1,369,174
Homestake Mining Co..........     261,544      1,356,759
Phelps Dodge Corp............      31,892      1,331,491
Stillwater Mining Co.*.......      46,948      1,270,885
Meridian Gold, Inc.*.........     180,899      1,232,374
Battle Mountain Gold Co.*....     578,297      1,012,020
Apex Silver Mines, Ltd.*.....      81,189        822,039
Anglo American PLC...........      15,375        803,104
Agnico-Eagle Mines, Ltd......     113,053        657,121
Coeur d'Alene Mines Corp.....     199,039        248,799
Glamis Gold, Ltd.............      84,250        126,375
Kinross Gold Corp.*..........     203,014        114,195
Hecla Mining Co.*............     111,360         83,520
                                             -----------
    Total Common Stocks
      (Cost $28,363,464).....                 29,821,254
                                             -----------

                                                  MARKET
                                     FACE          VALUE
                                   AMOUNT       (NOTE 1)
                                 --------    -----------
REPURCHASE
 AGREEMENTS 0.8%
Repurchase Agreements
  Collateralized by U.S.
  Treasury Obligations
  (Note 2):
  6.40% due 10/02/00.........    $ 61,616    $    61,616
  6.48% due 10/02/00.........     112,254        112,254
  6.50% due 10/02/00.........      61,616         61,616
                                             -----------
    Total Repurchase
      Agreements
      (Cost $235,486)........                    235,486
                                             -----------
    Total Investments 100%
      (Cost $28,598,950).....                $30,056,740
                                             ===========

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     19

                               RYDEX SERIES FUNDS

                                 INTERNET FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                              September 30, 2000

--------------------------------------------------------------------------------

                                                  MARKET
                                                   VALUE
                                   SHARES       (NOTE 1)
                                   ------    -----------
COMMON STOCKS 100%
Cisco Systems, Inc.*...........    35,911    $ 1,984,083
America Online, Inc.*..........    33,919      1,823,146
Sun Microsystems, Inc.*........    15,563      1,816,980
Yahoo! Inc.....................    17,996      1,637,636
eBay, Inc.*....................    16,222      1,114,249
Exodus Communications, Inc.*..     18,855        930,966
Amazon.com, Inc.*..............    22,637        870,110
Qwest Communications
  International, Inc.*.........    13,026        626,062
Level 3
  Communications, Inc.*........     6,541        504,475
VeriSign, Inc.*................     2,321        470,147
Juniper Networks, Inc.*........     2,030        444,443
Ariba, Inc.*...................     2,877        412,175
CMGI, Inc.*....................    14,462        404,032
E*TRADE Group, Inc.*...........    21,466        352,847
Lycos, Inc.*...................     4,652        319,898
InfoSpace.com, Inc.*...........     9,843        297,751
Check Point Software
  Technologies Ltd.*...........     1,859        292,792
Sapient Corp.*.................     6,545        266,300
Internet Capital
  Group, Inc.*.................    14,650        255,459
VerticalNet, Inc...............     6,374        223,887
DoubleClick, Inc.*.............     6,906        220,992
PurchasePro.com, Inc.*.........     2,491        218,897
Broadcom Corp., Class A*.......       870        212,062
Terra Networks SA, Sponsored
  ADR*.........................     5,702        209,548
Sycamore Networks, Inc.*.......     1,791        193,428
Global Crossing, Ltd.*.........     6,014        186,434
                                                  MARKET
                                                   VALUE
                                   SHARES       (NOTE 1)
                                   ------    -----------
Redback Networks, Inc.*........     1,113    $   182,462
HomeStore.com, Inc.*...........     3,761        175,827
Inktomi Corp.*.................     1,534        174,876
FreeMarkets, Inc.*.............     3,044        173,889
Commerce One, Inc.*............     2,166        170,031
Priceline.com, Inc.*...........    14,044        166,772
CheckFree Corp.*...............     3,469        145,319
Safeguard
  Scientifics, Inc.*...........     7,155        142,653
MarchFirst, Inc.*..............     8,915        139,854
WebMD Corp.....................     8,723        133,026
Phone.com, Inc.*...............     1,145        130,101
Software.com, Inc.*............       696        126,280
At Home Corp., Series A*.......     8,174        115,458
CNET Networks, Inc.*...........     4,304        104,843
Portal Software, Inc.*.........     2,450         98,000
BroadVision, Inc.*.............     3,780         97,099
Scient Corp.*..................     4,625         96,836
NaviSite, Inc.*................     3,594         96,813
RealNetworks, Inc.*............     2,370         94,207
Vitria Technology, Inc.........     1,950         90,919
Vignette Corp..................     2,983         89,117
Go2Net, Inc.*..................     1,610         87,368
Akamai Technologies, Inc.*.....     1,611         84,603
Webvan Group, Inc..............    30,584         70,725
                                             -----------
    Total Common Stocks
      (Cost $17,947,647).......               19,275,877
                                             -----------
    Total Investments 100%
      (Cost $17,947,647).......              $19,275,877
                                             ===========

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     20

                               RYDEX SERIES FUNDS

                                 UTILITIES FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                              September 30, 2000

--------------------------------------------------------------------------------

                                                  MARKET
                                                   VALUE
                                   SHARES       (NOTE 1)
                                 --------    -----------
COMMON STOCKS 99.5%
SBC Communications, Inc......     171,833    $ 8,591,649
Enron Corp...................      84,311      7,387,751
Verizon Communications.......     132,357      6,411,042
Duke Energy Corp.............      56,913      4,880,290
AT&T Corp....................     158,206      4,647,301
AES Corp.*...................      67,801      4,644,369
BellSouth Corp...............      94,897      3,819,604
Southern Co..................     100,339      3,254,746
Williams Cos., Inc...........      68,168      2,880,098
Dynegy, Inc., Class A........      47,175      2,688,975
Coastal Corp.................      33,104      2,453,834
El Paso Energy Corp..........      35,737      2,202,293
Dominion Resources, Inc......      36,813      2,137,455
Reliant Energy, Inc..........      45,418      2,111,937
Calpine Corp.*...............      19,735      2,059,841
American Electric Power
  Co., Inc...................      49,865      1,950,968
FPL Group, Inc...............      27,641      1,817,396
TXU Corp.....................      40,812      1,617,176
Peco Energy Co...............      26,336      1,594,974
Unicom Corp..................      27,586      1,549,988
Public Service Enterprise
  Group, Inc.................      33,534      1,498,551
PG&E Corp....................      59,877      1,448,275
Xcel Energy, Inc.............      52,337      1,439,268
Entergy Corp.................      35,585      1,325,541
Constellation Energy Group...      23,130      1,150,718
Consolidated Edison, Inc.....      32,914      1,123,190
CP&L Energy, Inc.............      24,706      1,029,931
Edison International.........      51,671        997,896
FirstEnergy Corp.............      35,727        962,396
PPL Corp.....................      22,293        930,733
Columbia Energy Group........      12,975        921,225
Ameren Corp..................      21,268    $   890,598
                                                  MARKET
                                                   VALUE
                                   SHARES       (NOTE 1)
                                 --------    -----------
DTE Energy Co................      22,184        848,538
ALLTEL Corp..................      16,002        835,104
KeySpan Corp.................      20,718        831,310
Cinergy Corp.................      24,632        814,396
Florida Progress Corp........      15,248        807,191
Sempra Energy................      31,660        658,924
Allegheny Energy, Inc........      17,089        652,586
DPL, Inc.....................      20,524        610,589
GPU, Inc.....................      18,805        609,987
Citizens Communications Co...      40,869        549,177
Montana Power Co.............      16,301        544,046
Potomac Electric Power Co....      18,281        460,453
CMS Energy Corp..............      17,050        459,284
                                             -----------
    Total Common Stocks
      (Cost $84,375,117).....                 91,101,594
                                             -----------

                                     FACE
                                   AMOUNT
                                 --------
REPURCHASE
 AGREEMENTS 0.5%
Repurchase Agreements
  Collateralized by U.S.
  Treasury
  Obligations (Note 2):
  6.40% due 10/02/00.........    $127,342        127,342
  6.48% due 10/02/00.........     232,000        232,000
  6.50% due 10/02/00.........     127,342        127,342
                                             -----------
    Total Repurchase
      Agreements
      (Cost $486,684)........                    486,684
                                             -----------
    Total Investments 100%
      (Cost $84,861,801).....                $91,588,278
                                             ===========

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     21

                               RYDEX SERIES FUNDS

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
--------------------------------------------------------------------------------
                                                              September 30, 2000

--------------------------------------------------------------------------------

                                                                          FINANCIAL                                     BASIC
                                                              ENERGY       SERVICES    HEALTH CARE    TECHNOLOGY    MATERIALS
                                                                FUND           FUND           FUND          FUND         FUND
                                                         -----------   ------------   ------------   -----------   ----------
ASSETS
  Repurchase Agreements................................  $   530,272   $  1,604,985   $    962,969   $ 1,261,733   $   --
  Investment Securities................................   47,830,770    209,601,409    139,674,086    35,960,253    3,349,927
                                                         -----------   ------------   ------------   -----------   ----------
  Securities at Value (Note 1) - See
    Accompanying Schedules.............................   48,361,042    211,206,394    140,637,055    37,221,986    3,349,927
  Receivable for Securities Sold.......................      --             --             --         43,126,109       --
  Investment Income Receivable.........................       71,263        144,933         75,049        13,169       49,310
  Receivable for Shares Purchased......................    3,150,455     47,510,645     54,554,016        60,983    1,502,519
  Other Assets.........................................      --              59,573        --                235       --
                                                         -----------   ------------   ------------   -----------   ----------
    Total Assets.......................................   51,582,760    258,921,545    195,266,120    80,422,482    4,901,756
                                                         -----------   ------------   ------------   -----------   ----------
LIABILITIES
  Payable for Securities Purchased.....................    3,107,300     39,341,676     49,322,046       --         1,437,763
  Liability for Shares Redeemed........................       36,490      7,391,837      2,215,995    43,307,590       30,361
  Investment Advisory Fee Payable......................       56,635        112,796         43,032        60,991        2,545
  Transfer Agent Fee Payable...........................       16,657         33,175         12,656        17,938          749
  Distribution and Service Fee Payable.................       20,058         17,417          9,699        13,677           15
  Other Liabilities....................................       67,659        --             177,815        31,634       26,761
                                                         -----------   ------------   ------------   -----------   ----------
    Total Liabilities..................................    3,304,799     46,896,901     51,781,243    43,431,830    1,498,194
                                                         -----------   ------------   ------------   -----------   ----------
NET ASSETS.............................................  $48,277,961   $212,024,644   $143,484,877   $36,990,652   $3,403,562
                                                         ===========   ============   ============   ===========   ==========
INVESTOR CLASS:
  Net Assets...........................................  $21,971,387   $118,394,554   $ 61,820,028   $34,126,178   $2,380,102
  Shares Outstanding...................................    1,799,967     10,620,172      5,104,636     1,387,688      392,601
  Net Asset Value Per Share............................       $12.21         $11.15         $12.11        $24.59        $6.06
ADVISOR CLASS:
  Net Assets...........................................  $26,306,574   $ 93,630,090   $ 81,664,849   $ 2,864,474   $1,023,460
  Shares Outstanding...................................    2,166,947      8,465,950      6,844,130       118,293      170,022
  Net Asset Value Per Share............................       $12.14         $11.06         $11.93        $24.22        $6.02

See Notes to Financial Statements.     22

                               RYDEX SERIES FUNDS

--------------------------------------------------------------------------------
                                                              September 30, 2000

--------------------------------------------------------------------------------

                                                            CONSUMER                                  TELECOM-
                                                            PRODUCTS      LEISURE      RETAILING   MUNICATIONS   TRANSPORTATION
                                                                FUND         FUND           FUND          FUND             FUND
                                                          ----------   ----------   ------------   -----------   --------------
ASSETS
  Repurchase Agreements.................................  $   28,782   $   51,100   $    352,331   $   192,575   $     184,215
  Investment Securities.................................   5,056,281    1,057,923     68,435,659    19,198,201      12,117,796
                                                          ----------   ----------   ------------   -----------   -------------
  Securities at Value (Note 1) - See Accompanying
    Schedules...........................................   5,085,063    1,109,023     68,787,990    19,390,776      12,302,011
  Receivable for Securities Sold........................      --        3,535,827        --          2,020,682       3,051,558
  Investment Income Receivable..........................       2,768        1,756         15,370        30,162          25,315
  Receivable for Shares Purchased.......................   1,450,507        1,000     48,541,949     1,868,459          14,360
  Other Assets..........................................       8,820        1,730          3,513       --             --
                                                          ----------   ----------   ------------   -----------   -------------
    Total Assets........................................   6,547,158    4,649,336    117,348,822    23,310,079      15,393,244
                                                          ----------   ----------   ------------   -----------   -------------
LIABILITIES
  Payable for Securities Purchased......................   1,358,736       --         37,627,792       534,636        --
  Liability for Shares Redeemed.........................      20,732    3,562,890     10,268,986     3,225,077       2,956,268
  Investment Advisory Fee Payable.......................       1,771        1,138         17,861        16,591          11,296
  Transfer Agent Fee Payable............................         521          343          5,253         4,880           3,322
  Distribution and Service Fee Payable..................          28       --            --              1,148        --
  Other Liabilities.....................................      --            6,349         42,406        52,194          63,013
                                                          ----------   ----------   ------------   -----------   -------------
    Total Liabilities...................................   1,381,788    3,570,720     47,962,298     3,834,526       3,033,899
                                                          ----------   ----------   ------------   -----------   -------------
NET ASSETS..............................................  $5,165,370   $1,078,616   $ 69,386,524   $19,475,553   $  12,359,345
                                                          ==========   ==========   ============   ===========   =============
INVESTOR CLASS:
  Net Assets............................................  $5,006,221   $1,009,103   $ 19,392,637   $15,881,061   $  12,294,756
  Shares Outstanding....................................     710,060       98,400      1,830,530     1,044,883       2,102,647
  Net Asset Value Per Share.............................       $7.05       $10.26         $10.59        $15.20           $5.85
ADVISOR CLASS:
  Net Assets............................................  $  159,149   $   69,513   $ 49,993,887   $ 3,594,492   $      64,589
  Shares Outstanding....................................      22,818        6,914      4,770,467       240,274          11,416
  Net Asset Value Per Share.............................       $6.97       $10.05         $10.48        $14.96           $5.66

See Notes to Financial Statements.     23

                               RYDEX SERIES FUNDS

--------------------------------------------------------------------------------
                                                              September 30, 2000

--------------------------------------------------------------------------------

                                                             ENERGY                         BIO-                     PRECIOUS
                                                           SERVICES       BANKING     TECHNOLOGY    ELECTRONICS        METALS
                                                               FUND          FUND           FUND           FUND          FUND
                                                        -----------   -----------   ------------   ------------   -----------
ASSETS
  Repurchase Agreements...............................  $   719,080   $   430,970   $  8,963,826   $  3,394,690   $   235,486
  Investment Securities...............................   83,916,046    45,109,453    740,666,368    242,817,545    29,821,254
                                                        -----------   -----------   ------------   ------------   -----------
  Securities at Value (Note 1) - See Accompanying
    Schedules.........................................   84,635,126    45,540,423    749,630,194    246,212,235    30,056,740
  Receivable for Securities Sold......................      --          4,248,771     46,876,780      6,264,534     4,382,684
  Investment Income Receivable........................       45,850        81,745          5,002         32,278        90,261
  Receivable for Shares Purchased.....................    6,295,253     1,548,546      4,318,743      1,609,745     1,043,251
  Other Assets........................................       44,497        40,993        --             --            --
                                                        -----------   -----------   ------------   ------------   -----------
    Total Assets......................................   91,020,726    51,460,478    800,830,719    254,118,792    35,572,936
                                                        -----------   -----------   ------------   ------------   -----------
LIABILITIES
  Payable for Securities Purchased....................    4,141,326       --             --             --            --
  Liability for Shares Redeemed.......................      870,238     5,849,611     44,266,745      5,883,709     5,145,153
  Investment Advisory Fee Payable.....................       99,645        39,140        540,274        256,784        23,545
  Transfer Agent Fee Payable..........................       29,307        11,513        158,904         75,525         7,848
  Distribution and Service Fee Payable................        9,450         2,963         29,781         26,616       --
  Other Liabilities...................................      --            --             470,624        313,966        39,970
                                                        -----------   -----------   ------------   ------------   -----------
    Total Liabilities.................................    5,149,966     5,903,227     45,466,328      6,556,600     5,216,516
                                                        -----------   -----------   ------------   ------------   -----------
NET ASSETS............................................  $85,870,760   $45,557,251   $755,364,391   $247,562,192   $30,356,420
                                                        ===========   ===========   ============   ============   ===========
INVESTOR CLASS:
  Net Assets..........................................  $76,751,046   $37,862,010   $695,562,599   $225,722,894   $30,356,420
  Shares Outstanding..................................    7,372,840     4,741,983     20,020,654      6,523,699     1,738,620
  Net Asset Value Per Share...........................       $10.41         $7.98         $34.74         $34.60        $17.46
ADVISOR CLASS:
  Net Assets..........................................  $ 9,119,714   $ 7,695,241   $ 59,801,792   $ 21,839,298           N/A
  Shares Outstanding..................................      885,113       975,481      1,750,380        639,680
  Net Asset Value Per Share...........................       $10.30         $7.89         $34.17         $34.14

See Notes to Financial Statements.     24

                               RYDEX SERIES FUNDS

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------
                                                              September 30, 2000

--------------------------------------------------------------------------------

                                                                   INTERNET      UTILITIES
                                                                       FUND           FUND
                                                                -----------    -----------
ASSETS
  Repurchase Agreements.....................................    $   --         $   486,684
  Investment Securities.....................................     19,275,877     91,101,594
                                                                -----------    -----------
  Securities at Value (Note 1) - See Accompanying
    Schedules...............................................     19,275,877     91,588,278
  Receivable for Securities Sold............................      4,498,707        --
  Investment Income Receivable..............................             13         88,689
  Receivable for Shares Purchased...........................          8,179     30,691,092
                                                                -----------    -----------
    Total Assets............................................     23,782,776    122,368,059
                                                                -----------    -----------
LIABILITIES
  Payable for Securities Purchased..........................        --          29,824,841
  Liability for Shares Redeemed.............................      3,983,858      1,328,620
  Investment Advisory Fee Payable...........................         43,781         44,428
  Transfer Agent Fee Payable................................         12,877         13,067
  Other Liabilities.........................................         75,918         43,623
                                                                -----------    -----------
    Total Liabilities.......................................      4,116,434     31,254,579
                                                                -----------    -----------
NET ASSETS..................................................    $19,666,342    $91,113,480
                                                                ===========    ===========
INVESTOR CLASS:
  Net Assets................................................    $ 3,266,434    $66,160,570
  Shares Outstanding........................................        447,897      5,523,239
  Net Asset Value Per Share.................................          $7.29         $11.98
ADVISOR CLASS:
  Net Assets................................................    $16,399,908    $24,952,910
  Shares Outstanding........................................      2,242,927      2,083,904
  Net Asset Value Per Share.................................          $7.31         $11.97

See Notes to Financial Statements.     25

                               RYDEX SERIES FUNDS

STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------
                                                 Period Ended September 30, 2000

--------------------------------------------------------------------------------

                                                                           FINANCIAL        HEALTH                        BASIC
                                                               ENERGY       SERVICES          CARE     TECHNOLOGY     MATERIALS
                                                                 FUND           FUND          FUND           FUND          FUND
                                                          -----------   ------------   -----------   ------------   -----------
INVESTMENT INCOME
  Interest (Note 1).....................................  $    13,784   $     44,072   $    49,139   $     27,942   $     2,973
  Dividends, Net of Foreign Taxes Withheld (Note 1).....      348,736      1,387,078       645,591         38,286       180,929
  Other Income..........................................     (150,408)       (36,134)       32,692        (40,724)       (6,526)
                                                          -----------   ------------   -----------   ------------   -----------
    Total Income........................................      212,112      1,395,016       727,422         25,504       177,376
                                                          -----------   ------------   -----------   ------------   -----------
EXPENSES
  Advisory Fees (Note 3)................................      151,421        656,617       551,520        338,106        58,300
  Transfer Agent Fees (Note 3)..........................       44,536        193,123       162,212         99,443        17,147
  Audit and Outside Services............................          945          7,624         6,160          3,818         1,203
  Accounting Fees (Note 3)..............................       11,138         31,202        28,366         25,887         7,258
  Legal.................................................          580          4,038         2,788          1,822           729
  Registration Fees.....................................        2,224         11,140         9,475         16,024         2,151
  Custodian Fees........................................       19,754         45,219        51,410         39,539        14,468
  Distribution Fees--Advisor Class (Note 3).............       16,416         79,035        77,449         23,878         5,691
  Servicing Fees--Advisor Class (Note 3)................       16,416         79,035        77,449         23,878         5,691
  Miscellaneous.........................................       64,762        (94,055)      256,936        (83,733)        5,855
                                                          -----------   ------------   -----------   ------------   -----------
    Total Expenses......................................      328,192      1,012,978     1,223,765        488,662       118,493
    Custodian Fees Paid Indirectly (Note 4).............          660          2,859         2,410          1,471           255
                                                          -----------   ------------   -----------   ------------   -----------
    Net Expenses........................................      327,532      1,010,119     1,221,355        487,191       118,238
                                                          -----------   ------------   -----------   ------------   -----------
Net Investment Income (Loss)............................     (115,420)       384,897      (493,933)      (461,687)       59,138
                                                          -----------   ------------   -----------   ------------   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Loss on Investment Securities..............   (1,937,039)   (17,260,816)   (2,125,238)   (12,171,082)   (3,758,741)
Net Change in Unrealized Appreciation (Depreciation) on
  Investments...........................................    3,155,682     19,570,890     8,471,357    (20,761,513)     (592,979)
                                                          -----------   ------------   -----------   ------------   -----------
  Net Gain (Loss) on Investments........................    1,218,643      2,310,074     6,346,119    (32,932,595)   (4,351,720)
                                                          -----------   ------------   -----------   ------------   -----------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS...  $ 1,103,223   $  2,694,971   $ 5,852,186   $(33,394,282)  $(4,292,582)
                                                          ===========   ============   ===========   ============   ===========

See Notes to Financial Statements.     26

                               RYDEX SERIES FUNDS

--------------------------------------------------------------------------------
                                                 Period Ended September 30, 2000

--------------------------------------------------------------------------------

                                                           CONSUMER                                    TELECOM-
                                                           PRODUCTS       LEISURE      RETAILING    MUNICATIONS   TRANSPORTATION
                                                               FUND          FUND           FUND           FUND             FUND
                                                       ------------   -----------   ------------   ------------   --------------
INVESTMENT INCOME
  Interest (Note 1)..................................  $      6,988   $     5,198   $     13,888   $     15,561   $      15,756
  Dividends, Net of Foreign Taxes Withheld
    (Note 1).........................................       282,536        31,039         88,945         95,684         362,789
  Other Income.......................................        33,185       (12,518)        25,148         (6,074)        (28,431)
                                                       ------------   -----------   ------------   ------------   -------------
    Total Income.....................................       322,709        23,719        127,981        105,171         350,114
                                                       ------------   -----------   ------------   ------------   -------------
EXPENSES
  Advisory Fees (Note 3).............................       123,194        58,651        184,840        197,521         206,952
  Transfer Agent Fees (Note 3).......................        36,233        17,250         54,365         58,094          60,868
  Audit and Outside Services.........................         2,499           922          4,249          3,012           3,579
  Accounting Fees (Note 3)...........................        10,123         7,353         14,866         20,331          16,839
  Legal..............................................         1,883           482          2,254          1,411           2,315
  Registration Fees..................................         4,614         1,856          4,317          9,657           5,251
  Custodian Fees.....................................        16,775        15,722         23,565         24,401          20,898
  Distribution Fees--Advisor Class (Note 3)..........        22,928         9,818         26,923         10,524          34,486
  Servicing Fees--Advisor Class (Note 3).............        22,928         9,818         26,923         10,524          34,486
  Miscellaneous......................................       (31,490)        5,417         51,263        (56,176)         65,690
                                                       ------------   -----------   ------------   ------------   -------------
    Total Expenses...................................       209,687       127,289        393,565        279,299         451,364
    Custodian Fees Paid Indirectly (Note 4)..........           538           256            804            864             903
                                                       ------------   -----------   ------------   ------------   -------------
    Net Expenses.....................................       209,149       127,033        392,761        278,435         450,461
                                                       ------------   -----------   ------------   ------------   -------------
Net Investment Loss..................................       113,560      (103,314)      (264,780)      (173,264)       (100,347)
                                                       ------------   -----------   ------------   ------------   -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Loss on Investment Securities...........   (10,601,315)   (3,114,247)   (21,678,557)    (2,371,955)    (10,263,177)
Net Change in Unrealized Appreciation (Depreciation)
  on Investments.....................................      (490,109)      113,221     (1,301,154)   (15,558,695)       (405,111)
                                                       ------------   -----------   ------------   ------------   -------------
  Net Loss on Investments............................   (11,091,424)   (3,001,026)   (22,979,711)   (17,930,650)    (10,668,288)
                                                       ------------   -----------   ------------   ------------   -------------
NET DECREASE IN NET ASSETS FROM OPERATIONS...........  $(10,977,864)  $(3,104,340)  $(23,244,491)  $(18,103,914)  $ (10,768,635)
                                                       ============   ===========   ============   ============   =============

See Notes to Financial Statements.     27

                               RYDEX SERIES FUNDS

--------------------------------------------------------------------------------
                                                 Period Ended September 30, 2000

--------------------------------------------------------------------------------

                                                             ENERGY                                                    PRECIOUS
                                                           SERVICES        BANKING   BIOTECHNOLOGY    ELECTRONICS        METALS
                                                               FUND           FUND            FUND           FUND          FUND
                                                       ------------   ------------   -------------   ------------   -----------
INVESTMENT INCOME
  Interest (Note 1)..................................  $     30,225   $     17,182   $     215,742   $    121,864   $     7,936
  Dividends, Net of Foreign Taxes Withheld
    (Note 1).........................................       269,495      1,036,985        --              130,029       302,852
  Other Income.......................................       198,096        (30,803)        (34,301)       237,840       (14,710)
                                                       ------------   ------------   -------------   ------------   -----------
    Total Income.....................................       497,816      1,023,364         181,441        489,733       296,078
                                                       ------------   ------------   -------------   ------------   -----------
EXPENSES
  Advisory Fees (Note 3).............................       440,006        251,689       2,677,880      1,548,748       183,353
  Transfer Agent Fees (Note 3).......................       129,413         74,026         787,612        455,514        61,118
  Audit and Outside Services.........................         4,082          2,481          29,656         17,128         2,665
  Accounting Fees (Note 3)...........................        25,362         18,863          81,525         54,825        19,230
  Legal..............................................         2,443          1,327          12,450          7,937         1,536
  Registration Fees..................................         8,232          4,957          54,494         32,064         5,266
  Custodian Fees.....................................        34,159         24,665         144,582         84,700        17,232
  Distribution Fees--Advisor Class (Note 3)..........        23,801         27,033          79,633         62,381       --
  Servicing Fees--Advisor Class (Note 3).............        23,801         27,033          79,633         62,381       --
  Miscellaneous......................................       (69,630)       (51,368)        181,737        276,379         4,955
                                                       ------------   ------------   -------------   ------------   -----------
    Total Expenses...................................       621,669        380,706       4,129,202      2,602,057       295,355
    Custodian Fees Paid Indirectly (Note 4)..........         1,919          1,096          11,703          6,762           907
                                                       ------------   ------------   -------------   ------------   -----------
    Net Expenses.....................................       619,750        379,610       4,117,499      2,595,295       294,448
                                                       ------------   ------------   -------------   ------------   -----------
Net Investment Income (Loss).........................      (121,934)       643,754      (3,936,058)    (2,105,562)        1,630
                                                       ------------   ------------   -------------   ------------   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Loss on Investment Securities...........   (16,875,512)   (21,305,041)    (68,045,313)   (47,795,434)   (7,276,407)
Net Change in Unrealized Appreciation (Depreciation)
  on Investments.....................................     6,198,504      3,898,152     152,370,624    (40,228,398)      760,029
                                                       ------------   ------------   -------------   ------------   -----------
  Net Gain (Loss) on Investments.....................   (10,677,008)   (17,406,889)     84,325,311    (88,023,832)   (6,516,378)
                                                       ------------   ------------   -------------   ------------   -----------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.........................................  $(10,798,942)  $(16,763,135)  $  80,389,253   $(90,129,394)  $(6,514,748)
                                                       ============   ============   =============   ============   ===========

See Notes to Financial Statements.     28

                               RYDEX SERIES FUNDS

STATEMENT OF OPERATIONS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------
                                                 Period Ended September 30, 2000

--------------------------------------------------------------------------------

                                                                 INTERNET     UTILITIES
                                                                    FUND*         FUND*
                                                              -----------   -----------
INVESTMENT INCOME
  Interest (Note 1).........................................  $    12,960   $     5,462
  Dividends, Net of Foreign Taxes Withheld (Note 1).........      --            253,124
  Other Income..............................................        6,891       (13,757)
                                                              -----------   -----------
    Total Income............................................       19,851       244,829
                                                              -----------   -----------
EXPENSES
  Advisory Fees (Note 3)....................................      128,520        77,893
  Transfer Agent Fees (Note 3)..............................       37,800        22,910
  Audit and Outside Services................................          477           183
  Accounting Fees (Note 3)..................................        7,592         3,934
  Legal.....................................................          175           172
  Registration Fees.........................................          178           115
  Custodian Fees............................................       11,594         9,119
  Distribution Fees--Advisor Class (Note 3).................       27,338         9,731
  Servicing Fees--Advisor Class (Note 3)....................       27,338         9,731
  Miscellaneous.............................................       56,156        32,803
                                                              -----------   -----------
    Total Expenses..........................................      297,168       166,591
    Custodian Fees Paid Indirectly (Note 4).................          578           411
                                                              -----------   -----------
    Net Expenses............................................      296,590       166,180
                                                              -----------   -----------
Net Investment Income (Loss)................................     (276,739)       78,649
                                                              -----------   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Loss on Investment Securities..................   (8,000,415)   (3,229,899)
Net Change in Unrealized Appreciation on Investments........    1,328,230     6,726,477
                                                              -----------   -----------
  Net Gain (Loss) on Investments............................   (6,672,185)    3,496,578
                                                              -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.......  $(6,948,924)  $ 3,575,227
                                                              ===========   ===========

                    * COMMENCEMENT OF OPERATIONS: APRIL 6, 2000--INTERNET FUND
                      INVESTOR AND ADVISOR CLASS; APRIL 3, 2000--UTILITIES FUND
                      INVESTOR AND ADVISOR CLASS.

See Notes to Financial Statements.     29

                               RYDEX SERIES FUNDS

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                     ENERGY FUND                     FINANCIAL SERVICES FUND
                                         ------------------------------------  ------------------------------------
                                                PERIOD ENDED       YEAR ENDED         PERIOD ENDED       YEAR ENDED
                                          SEPTEMBER 30, 2000   MARCH 31, 2000   SEPTEMBER 30, 2000   MARCH 31, 2000
                                         -------------------  ---------------  -------------------  ---------------
                                                 (UNAUDITED)                           (UNAUDITED)
FROM OPERATIONS
  Net Investment Income (Loss).........      $  (115,420)       $   103,915       $    384,897       $   (118,381)
  Net Realized Loss on
    Investments........................       (1,937,039)          (852,887)       (17,260,816)       (21,466,024)
  Net Change in Unrealized Appreciation
    on Investments.....................        3,155,682            576,502         19,570,890          6,528,169
                                             -----------        -----------       ------------       ------------
  Net Increase (Decrease) in Net Assets
    from Operations....................        1,103,223           (172,470)         2,694,971        (15,056,236)
                                             -----------        -----------       ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1)
  From Realized Gain on Investments
    Investor Class ....................        --                  --                --                   (85,446)
    Advisor Class......................        --                  --                --                   (88,678)
                                             -----------        -----------       ------------       ------------
  Total Distributions to
    Shareholders.......................        --                  --                --                  (174,124)
                                             -----------        -----------       ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS (NOTE 7).....       28,762,533            533,548        (65,878,552)       246,886,721
                                             -----------        -----------       ------------       ------------
  Net Increase (Decrease) in Net
    Assets.............................       29,865,756            361,078        (63,183,581)       231,656,361
NET ASSETS--BEGINNING OF PERIOD........       18,412,205         18,051,127        275,208,225         43,551,864
                                             -----------        -----------       ------------       ------------
NET ASSETS--END OF PERIOD..............      $48,277,961        $18,412,205       $212,024,644       $275,208,225
                                             ===========        ===========       ============       ============

See Notes to Financial Statements.     30

                               RYDEX SERIES FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                   HEALTH CARE FUND                      TECHNOLOGY FUND
                                         ------------------------------------  ------------------------------------
                                                PERIOD ENDED       YEAR ENDED         PERIOD ENDED       YEAR ENDED
                                          SEPTEMBER 30, 2000   MARCH 31, 2000   SEPTEMBER 30, 2000   MARCH 31, 2000
                                         -------------------  ---------------  -------------------  ---------------
                                                 (UNAUDITED)                           (UNAUDITED)
FROM OPERATIONS
  Net Investment Loss..................     $   (493,933)       $  (181,535)      $   (461,687)      $ (1,179,584)
  Net Realized Gain (Loss) on
    Investments........................       (2,125,238)        (5,944,978)       (12,171,082)        31,334,941
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments......        8,471,357            759,492        (20,761,513)        29,114,262
                                            ------------        -----------       ------------       ------------
  Net Increase (Decrease) in Net Assets
    from Operations....................        5,852,186         (5,367,021)       (33,394,282)        59,269,619
                                            ------------        -----------       ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1)
  From Realized Gain on Investments
    Investor Class ....................        --                   (13,006)         --                  --
    Advisor Class .....................        --                    (2,122)         --                  --
                                            ------------        -----------       ------------       ------------
  Total Distributions to
    Shareholders.......................        --                   (15,128)         --                  --
                                            ------------        -----------       ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS (NOTE 7).....      105,163,098         23,811,084        (52,154,185)        36,600,319
                                            ------------        -----------       ------------       ------------
  Net Increase (Decrease) in Net
    Assets.............................      111,015,284         18,428,935        (85,548,467)        95,869,938
NET ASSETS--BEGINNING OF PERIOD........       32,469,593         14,040,658        122,539,119         26,669,181
                                            ------------        -----------       ------------       ------------
NET ASSETS--END OF PERIOD..............     $143,484,877        $32,469,593       $ 36,990,652       $122,539,119
                                            ============        ===========       ============       ============

See Notes to Financial Statements.     31

                               RYDEX SERIES FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                 BASIC MATERIALS FUND                 CONSUMER PRODUCTS FUND
                                         ------------------------------------  ------------------------------------
                                                PERIOD ENDED       YEAR ENDED         PERIOD ENDED       YEAR ENDED
                                          SEPTEMBER 30, 2000   MARCH 31, 2000   SEPTEMBER 30, 2000   MARCH 31, 2000
                                         -------------------  ---------------  -------------------  ---------------
                                                 (UNAUDITED)                           (UNAUDITED)
FROM OPERATIONS
  Net Investment Income (Loss).........     $     59,138        $   264,589       $    113,560        $   (86,570)
  Net Realized Loss on
    Investments........................       (3,758,741)        (3,917,664)       (10,601,315)        (3,394,356)
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments......         (592,979)           624,960           (490,109)          (318,356)
                                            ------------        -----------       ------------        -----------
  Net Decrease in Net Assets from
    Operations.........................       (4,292,582)        (3,028,115)       (10,977,864)        (3,799,282)
                                            ------------        -----------       ------------        -----------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1)
  From Realized Gain on Investments
    Investor Class ....................        --                  --                --                   (44,500)
    Advisor Class .....................        --                  --                --                  (738,697)
                                            ------------        -----------       ------------        -----------
Total Distributions to Shareholders....        --                  --                --                  (783,197)
                                            ------------        -----------       ------------        -----------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS (NOTE 7).....      (14,236,284)        22,093,367          3,827,132         (5,333,752)
                                            ------------        -----------       ------------        -----------
  Net Increase (Decrease) in Net
    Assets.............................      (18,528,866)        19,065,252         (7,150,732)        (9,916,231)
NET ASSETS--BEGINNING OF PERIOD........       21,932,428          2,867,176         12,316,102         22,232,333
                                            ------------        -----------       ------------        -----------
NET ASSETS--END OF PERIOD..............     $  3,403,562        $21,932,428       $  5,165,370        $12,316,102
                                            ============        ===========       ============        ===========

See Notes to Financial Statements.     32

                               RYDEX SERIES FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                     LEISURE FUND                         RETAILING FUND
                                         ------------------------------------  ------------------------------------
                                                PERIOD ENDED       YEAR ENDED         PERIOD ENDED       YEAR ENDED
                                          SEPTEMBER 30, 2000   MARCH 31, 2000   SEPTEMBER 30, 2000   MARCH 31, 2000
                                         -------------------  ---------------  -------------------  ---------------
                                                 (UNAUDITED)                           (UNAUDITED)
FROM OPERATIONS
  Net Investment Loss..................     $   (103,314)       $   (13,923)      $    (264,780)     $   (159,230)
  Net Realized Gain (Loss) on
    Investments........................       (3,114,247)        (3,349,492)        (21,678,557)        9,078,600
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments......          113,221           (901,853)         (1,301,154)       (6,938,229)
                                            ------------        -----------       -------------      ------------
  Net Increase (Decrease) in Net Assets
    from Operations....................       (3,104,340)        (4,265,268)        (23,244,491)        1,981,141
                                            ------------        -----------       -------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1)
  From Realized Gain on Investments
    Investor Class ....................        --                   (24,743)          --                  (49,622)
    Advisor Class .....................        --                   (19,785)          --                  (33,828)
                                            ------------        -----------       -------------      ------------
  Total Distributions to
    Shareholders.......................        --                   (44,528)          --                  (83,450)
                                            ------------        -----------       -------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS (NOTE 7).....      (19,939,561)        23,628,274         (80,206,075)      125,382,979
                                            ------------        -----------       -------------      ------------
  Net Increase (Decrease) in Net
    Assets.............................      (23,043,901)        19,318,478        (103,450,566)      127,280,670
NET ASSETS--BEGINNING OF PERIOD........       24,122,517          4,804,039         172,837,090        45,556,420
                                            ------------        -----------       -------------      ------------
NET ASSETS--END OF PERIOD..............     $  1,078,616        $24,122,517       $  69,386,524      $172,837,090
                                            ============        ===========       =============      ============

See Notes to Financial Statements.     33

                               RYDEX SERIES FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                               TELECOMMUNICATIONS FUND                 TRANSPORTATION FUND
                                         ------------------------------------  ------------------------------------
                                                PERIOD ENDED       YEAR ENDED         PERIOD ENDED       YEAR ENDED
                                          SEPTEMBER 30, 2000   MARCH 31, 2000   SEPTEMBER 30, 2000   MARCH 31, 2000
                                         -------------------  ---------------  -------------------  ---------------
                                                 (UNAUDITED)                           (UNAUDITED)
FROM OPERATIONS
  Net Investment Loss..................     $   (173,264)       $  (533,135)      $   (100,347)      $    (44,973)
  Net Realized Gain (Loss) on
    Investments........................       (2,371,955)        16,564,307        (10,263,177)        (1,666,272)
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments......      (15,558,695)        19,910,114           (405,111)         1,238,395
                                            ------------        -----------       ------------       ------------
  Net Increase (Decrease) in Net Assets
    from Operations....................      (18,103,914)        35,941,286        (10,768,635)          (472,850)
                                            ------------        -----------       ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1)
  From Realized Gain on Investments
    Investor Class ....................        --                   (20,927)         --                  --
    Advisor Class .....................        --                    (3,084)         --                  --
                                            ------------        -----------       ------------       ------------
  Total Distributions to
    Shareholders.......................        --                   (24,011)         --                  --
                                            ------------        -----------       ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS (NOTE 7).....      (32,773,858)        20,207,309        (82,562,256)       103,144,182
                                            ------------        -----------       ------------       ------------
  Net Increase (Decrease) in Net
    Assets.............................      (50,877,772)        56,124,584        (93,330,891)       102,671,332
NET ASSETS--BEGINNING OF PERIOD........       70,353,325         14,228,741        105,690,236          3,018,904
                                            ------------        -----------       ------------       ------------
NET ASSETS--END OF PERIOD..............     $ 19,475,553        $70,353,325       $ 12,359,345       $105,690,236
                                            ============        ===========       ============       ============

See Notes to Financial Statements.     34

                               RYDEX SERIES FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                 ENERGY SERVICES FUND                      BANKING FUND
                                         ------------------------------------  ------------------------------------
                                                PERIOD ENDED       YEAR ENDED         PERIOD ENDED       YEAR ENDED
                                          SEPTEMBER 30, 2000   MARCH 31, 2000   SEPTEMBER 30, 2000   MARCH 31, 2000
                                         -------------------  ---------------  -------------------  ---------------
                                                 (UNAUDITED)                           (UNAUDITED)
FROM OPERATIONS
  Net Investment Income (Loss).........     $   (121,934)       $  (388,946)      $    643,754       $     97,710
  Net Realized Loss on
    Investments........................      (16,875,512)        (8,199,128)       (21,305,041)       (11,496,684)
  Net Change in Unrealized Appreciation
    on Investments.....................        6,198,504          9,819,662          3,898,152          2,857,006
                                            ------------        -----------       ------------       ------------
  Net Increase (Decrease) in Net Assets
    from Operations....................      (10,798,942)         1,231,588        (16,763,135)        (8,541,968)
                                            ------------        -----------       ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS
  (NOTE 1).............................        --                  --                --                  --
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS (NOTE 7).....        7,536,771         (8,557,296)         4,902,498         58,129,988
                                            ------------        -----------       ------------       ------------
  Net Increase (Decrease) in Net
    Assets.............................       (3,262,171)        (7,325,708)       (11,860,637)        49,588,020
NET ASSETS--BEGINNING OF PERIOD........       89,132,931         96,458,639         57,417,888          7,829,868
                                            ------------        -----------       ------------       ------------
NET ASSETS--END OF PERIOD..............     $ 85,870,760        $89,132,931       $ 45,557,251       $ 57,417,888
                                            ============        ===========       ============       ============

See Notes to Financial Statements.     35

                               RYDEX SERIES FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                  BIOTECHNOLOGY FUND                     ELECTRONICS FUND
                                         ------------------------------------  ------------------------------------
                                                PERIOD ENDED       YEAR ENDED         PERIOD ENDED       YEAR ENDED
                                          SEPTEMBER 30, 2000   MARCH 31, 2000   SEPTEMBER 30, 2000   MARCH 31, 2000
                                         -------------------  ---------------  -------------------  ---------------
                                                 (UNAUDITED)                           (UNAUDITED)
FROM OPERATIONS
  Net Investment Loss..................     $ (3,936,058)      $ (3,387,675)      $ (2,105,562)      $ (1,685,703)
  Net Realized Gain (Loss) on
    Investments........................      (68,045,313)       (54,111,549)       (47,795,434)         9,632,774
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments......      152,370,624        135,921,230        (40,228,398)       123,021,801
                                            ------------       ------------       ------------       ------------
  Net Increase (Decrease) in Net Assets
    from Operations....................       80,389,253         78,422,006        (90,129,394)       130,968,872
                                            ------------       ------------       ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1)
  From Realized Gain on Investments
    Investor Class ....................        --                  (107,916)         --                  --
    Advisor Class .....................        --                   (16,072)         --                  --
                                            ------------       ------------       ------------       ------------
  Total Distributions to
    Shareholders.......................        --                  (123,988)         --                  --
                                            ------------       ------------       ------------       ------------
NET INCREASE IN NET ASSETS FROM SHARE
  TRANSACTIONS (NOTE 7)................      172,915,058        383,719,101         38,104,047        151,781,114
                                            ------------       ------------       ------------       ------------
  Net Increase (Decrease) in Net
    Assets.............................      253,304,311        462,017,119        (52,025,347)       282,749,986
NET ASSETS--BEGINNING OF PERIOD........      502,060,080         40,042,961        299,587,539         16,837,553
                                            ------------       ------------       ------------       ------------
NET ASSETS--END OF PERIOD..............     $755,364,391       $502,060,080       $247,562,192       $299,587,539
                                            ============       ============       ============       ============

See Notes to Financial Statements.     36

                               RYDEX SERIES FUNDS

STATEMENT OF CHANGES IN NET ASSETS  (CONCLUDED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                 PRECIOUS METALS FUND             INTERNET FUND         UTILITIES FUND
                                         ------------------------------------  --------------------  --------------------
                                                PERIOD ENDED       YEAR ENDED          PERIOD ENDED          PERIOD ENDED
                                          SEPTEMBER 30, 2000   MARCH 31, 2000   SEPTEMBER 30, 2000*   SEPTEMBER 30, 2000*
                                         -------------------  ---------------  --------------------  --------------------
                                                 (UNAUDITED)                            (UNAUDITED)           (UNAUDITED)
FROM OPERATIONS
  Net Investment Income (Loss).........      $     1,630       $   (123,814)       $  (276,739)           $    78,649
  Net Realized Loss on
    Investments........................       (7,276,407)       (16,292,915)        (8,000,415)            (3,229,899)
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments......          760,029           (834,336)         1,328,230              6,726,477
                                             -----------       ------------        -----------            -----------
  Net Increase (Decrease) in Net Assets
    from Operations....................       (6,514,748)       (17,251,065)        (6,948,924)             3,575,227
DISTRIBUTIONS TO SHAREHOLDERS
  (NOTE 1).............................        --                  --                --                     --
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS (NOTE 7).....         (908,781)        28,207,743         26,615,266             87,538,253
                                             -----------       ------------        -----------            -----------
  Net Increase (Decrease) in Net
    Assets.............................       (7,423,529)        10,956,678         19,666,342             91,113,480
NET ASSETS--BEGINNING OF PERIOD........       37,779,949         26,823,271          --                     --
                                             -----------       ------------        -----------            -----------
NET ASSETS--END OF PERIOD..............      $30,356,420       $ 37,779,949        $19,666,342            $91,113,480
                                             ===========       ============        ===========            ===========

* COMMENCEMENT OF OPERATIONS: APRIL 6, 2000--INTERNET FUND INVESTOR AND ADVISOR CLASS; APRIL 3, 2000--UTILITIES FUND INVESTOR AND ADVISOR CLASS.
See Notes to Financial Statements.     37

                               RYDEX SERIES FUNDS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                INVESTOR CLASS
                                              -----------------------------------------------------------------------------------
                                                            ENERGY FUND                          FINANCIAL SERVICES FUND
                                              ----------------------------------------   ----------------------------------------
                                                      PERIOD         YEAR       PERIOD           PERIOD         YEAR       PERIOD
                                                       ENDED        ENDED        ENDED            ENDED        ENDED        ENDED
                                               SEPTEMBER 30,    MARCH 31,    MARCH 31,    SEPTEMBER 30,    MARCH 31,    MARCH 31,
                                                        2000         2000        1999*             2000         2000        1999*
                                              --------------   ----------   ----------   --------------   ----------   ----------
                                                 (UNAUDITED)                                (UNAUDITED)
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF PERIOD........          $10.87       $ 8.99       $10.00           $ 9.48        $9.99      $10.00
                                              --------------   ----------   ----------   --------------   ----------   ---------
  Net Investment Income (Loss)..............            (.06)         .08          .05              .04         (.01)       (.01)
  Net Realized and Unrealized Gains (Losses)
    on Securities...........................            1.40         1.80        (1.06)            1.63         (.49)     --
                                              --------------   ----------   ----------   --------------   ----------   ---------
  Net Increase (Decrease) in Net Asset Value
    Resulting from Operations...............            1.34         1.88        (1.01)            1.67         (.50)       (.01)
  Distributions to Shareholders from Net
    Realized Capital Gains..................        --             --           --             --               (.01)     --
                                              --------------   ----------   ----------   --------------   ----------   ---------
  Net Increase (Decrease) in Net Asset
    Value...................................            1.34         1.88        (1.01)            1.67         (.51)       (.01)
                                              --------------   ----------   ----------   --------------   ----------   ---------
NET ASSET VALUE--END OF PERIOD..............          $12.21       $10.87       $ 8.99           $11.15        $9.48      $ 9.99
                                              ==============   ==========   ==========   ==============   ==========   =========
TOTAL INVESTMENT RETURN.....................          12.33%       20.91%     (10.10)%           17.62%      (4.97)%     (0.10)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses............................         1.67%**        1.58%      1.62%**          1.11%**        1.72%     1.58%**
  Net Expenses..............................         1.67%**        1.57%      1.62%**          1.10%**        1.71%     1.57%**
  Net Investment Income (Loss)..............       (1.10)%**        0.83%      0.69%**          0.72%**      (0.15)%   (0.07)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***................            861%       2,854%       6,070%             741%       2,770%      7,269%
  Net Assets, End of Period (000's
    omitted)................................         $21,971      $13,980      $17,442         $118,395     $145,449     $22,165

                    + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR
                      THE PERIOD.
                    * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 21, 1998--ENERGY
                      FUND; APRIL 2, 1998--FINANCIAL SERVICES FUND.
                   ** ANNUALIZED
                  *** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO
                      SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE
                      YEAR.

See Notes to Financial Statements.     38

                               RYDEX SERIES FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                INVESTOR CLASS
                                              -----------------------------------------------------------------------------------
                                                          HEALTH CARE FUND                           TECHNOLOGY FUND
                                              ----------------------------------------   ----------------------------------------
                                                      PERIOD         YEAR       PERIOD           PERIOD         YEAR       PERIOD
                                                       ENDED        ENDED        ENDED            ENDED        ENDED        ENDED
                                               SEPTEMBER 30,    MARCH 31,    MARCH 31,    SEPTEMBER 30,    MARCH 31,    MARCH 31,
                                                        2000         2000        1999*             2000         2000        1999*
                                              --------------   ----------   ----------   --------------   ----------   ----------
                                                 (UNAUDITED)                                (UNAUDITED)
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF PERIOD........          $10.25      $11.45       $10.00            $31.59       $17.02      $10.00
                                              --------------   ---------    ---------    --------------   ----------   ---------
  Net Investment Loss.......................            (.03)       (.04)        (.02)             (.15)        (.19)       (.16)
  Net Realized and Unrealized Gains (Losses)
    on Securities...........................            1.89       (1.15)        1.47             (6.85)       14.76        7.18
                                              --------------   ---------    ---------    --------------   ----------   ---------
  Net Increase (Decrease) in Net Asset Value
    Resulting from Operations...............            1.86       (1.19)        1.45             (7.00)       14.57        7.02
  Distributions to Shareholders from Net
    Realized Capital Gains..................        --              (.01)      --              --             --          --
                                              --------------   ---------    ---------    --------------   ----------   ---------
  Net Increase (Decrease) in Net Asset
    Value...................................            1.86       (1.20)        1.45             (7.00)       14.57        7.02
                                              --------------   ---------    ---------    --------------   ----------   ---------
NET ASSET VALUE--END OF PERIOD..............          $12.11      $10.25       $11.45            $24.59       $31.59      $17.02
                                              ==============   =========    =========    ==============   ==========   =========
TOTAL INVESTMENT RETURN.....................          18.15%    (10.44)%       14.50%          (22.16)%       85.61%      70.20%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses............................         1.72%**       1.41%      1.44%**           1.11%**        1.41%     1.39%**
  Net Expenses..............................         1.71%**       1.41%      1.43%**           1.11%**        1.40%     1.39%**
  Net Investment Loss.......................       (0.47)%**     (0.36)%    (0.21)%**         (1.04)%**      (0.85)%   (1.23)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***................            787%      4,850%       4,465%            1,543%       4,929%      4,598%
  Net Assets, End of Period (000's
    omitted)................................         $61,820     $30,729      $14,016           $34,126      $90,002     $24,400

                    + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR
                      THE PERIOD.
                    * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 17, 1998--HEALTH
                      CARE FUND; APRIL 14, 1998--TECHNOLOGY FUND.
                   ** ANNUALIZED
                  *** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO
                      SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE
                      YEAR.

See Notes to Financial Statements.     39

                               RYDEX SERIES FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                INVESTOR CLASS
                                              -----------------------------------------------------------------------------------
                                                        BASIC MATERIALS FUND                      CONSUMER PRODUCTS FUND
                                              ----------------------------------------   ----------------------------------------
                                                      PERIOD         YEAR       PERIOD           PERIOD         YEAR       PERIOD
                                                       ENDED        ENDED        ENDED            ENDED        ENDED        ENDED
                                               SEPTEMBER 30,    MARCH 31,    MARCH 31,    SEPTEMBER 30,    MARCH 30,    MARCH 31,
                                                        2000         2000        1999*             2000         2000        1999*
                                              --------------   ----------   ----------   --------------   ----------   ----------
                                                 (UNAUDITED)                                (UNAUDITED)
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF PERIOD........           $7.97        $7.75      $10.00             $7.56        $9.71      $10.00
                                              --------------   ----------   ---------    --------------   ----------   ---------
  Net Investment Income.....................             .03          .20      --                   .05          .04      --
  Net Realized and Unrealized Gains (Losses)
    on Securities...........................           (1.94)         .02       (2.25)             (.56)       (1.84)       (.29)
                                              --------------   ----------   ---------    --------------   ----------   ---------
  Net Increase (Decrease) in Net Asset Value
    Resulting from Operations...............           (1.91)         .22       (2.25)             (.51)       (1.80)       (.29)
  Distributions to Shareholders from Net
    Realized Capital Gains..................        --             --          --              --               (.35)     --
                                              --------------   ----------   ---------    --------------   ----------   ---------
  Net Increase (Decrease) in Net Asset
    Value...................................           (1.91)         .22       (2.25)             (.51)       (2.15)       (.29)
                                              --------------   ----------   ---------    --------------   ----------   ---------
NET ASSET VALUE--END OF PERIOD..............           $6.06        $7.97      $ 7.75             $7.05        $7.56      $ 9.71
                                              ==============   ==========   =========    ==============   ==========   =========
TOTAL INVESTMENT RETURN.....................        (23.96)%        2.84%    (22.50)%           (6.75)%     (19.20)%     (2.90)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses............................         1.54%**        1.54%     1.62%**           1.10%**        1.37%     1.55%**
  Net Expenses..............................         1.54%**        1.53%     1.61%**           1.09%**        1.36%     1.54%**
  Net Investment Income (Loss)..............         0.74%**        2.21%   (0.02)%**           1.32%**        0.49%   (0.03)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***................          2,215%       3,641%      5,704%            2,386%       5,466%      1,255%
  Net Assets, End of Period (000's
    omitted)................................          $2,380      $16,851      $2,179            $5,006       $9,181      $1,280

                    + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR
                      THE PERIOD.
                    * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 1, 1998--BASIC
                      MATERIALS FUND; JULY 6, 1998--CONSUMER PRODUCTS FUND.
                   ** ANNUALIZED
                  *** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO
                      SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE
                      YEAR.

See Notes to Financial Statements.     40

                               RYDEX SERIES FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                INVESTOR CLASS
                                              -----------------------------------------------------------------------------------
                                                            LEISURE FUND                              RETAILING FUND
                                              ----------------------------------------   ----------------------------------------
                                                      PERIOD         YEAR       PERIOD           PERIOD         YEAR       PERIOD
                                                       ENDED        ENDED        ENDED            ENDED        ENDED        ENDED
                                               SEPTEMBER 30,    MARCH 31,    MARCH 31,    SEPTEMBER 30,    MARCH 31,    MARCH 31,
                                                        2000         2000        1999*             2000         2000        1999*
                                              --------------   ----------   ----------   --------------   ----------   ----------
                                                 (UNAUDITED)                                (UNAUDITED)
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF PERIOD........          $11.10       $11.21      $10.00            $13.22       $13.54      $10.00
                                              --------------   ----------   ---------    --------------   ----------   ---------
  Net Investment Income (Loss)..............            (.05)         .03        (.08)             (.05)         .02        (.10)
  Net Realized and Unrealized Gains (Losses)
    on Securities...........................            (.79)        (.04)       1.29             (2.58)        (.23)       3.64
                                              --------------   ----------   ---------    --------------   ----------   ---------
  Net Increase (Decrease) in Net Asset Value
    Resulting from Operations...............            (.84)        (.01)       1.21             (2.63)        (.21)       3.54
  Distributions to Shareholders from Net
    Realized Capital Gains..................        --               (.10)     --              --               (.11)     --
                                              --------------   ----------   ---------    --------------   ----------   ---------
  Net Increase (Decrease) in Net Asset
    Value...................................            (.84)        (.11)       1.21             (2.63)        (.32)       3.54
                                              --------------   ----------   ---------    --------------   ----------   ---------
NET ASSET VALUE--END OF PERIOD..............          $10.26       $11.10      $11.21            $10.59       $13.22      $13.54
                                              ==============   ==========   =========    ==============   ==========   =========
TOTAL INVESTMENT RETURN.....................           (7.57)     (0.07)%      12.10%          (19.89)%      (1.51)%      35.40%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses............................         1.54%**        1.58%     1.59%**           1.51%**        1.44%     1.42%**
  Net Expenses..............................         1.54%**        1.58%     1.59%**           1.51%**        1.44%     1.42%**
  Net Investment Income (Loss)..............       (1.10)%**        0.30%   (0.76)%**         (0.79)%**        0.16%   (0.81)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***................          1,154%       5,734%      5,581%            1,214%       2,537%      3,243%
  Net Assets, End of Period (000's
    omitted)................................          $1,009       $5,563      $4,796           $19,393      $81,097     $45,219

                    + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR
                      THE PERIOD.
                    * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 1, 1998--LEISURE
                      FUND AND RETAILING FUND.
                   ** ANNUALIZED
                  *** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO
                      SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE
                      YEAR.

See Notes to Financial Statements.     41

                               RYDEX SERIES FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                INVESTOR CLASS
                                              -----------------------------------------------------------------------------------
                                                      TELECOMMUNICATIONS FUND                      TRANSPORTATION FUND
                                              ----------------------------------------   ----------------------------------------
                                                      PERIOD         YEAR       PERIOD           PERIOD         YEAR       PERIOD
                                                       ENDED        ENDED        ENDED            ENDED        ENDED        ENDED
                                               SEPTEMBER 30,    MARCH 31,    MARCH 31,    SEPTEMBER 30,    MARCH 31,    MARCH 31,
                                                        2000         2000        1999*             2000         2000        1999*
                                              --------------   ----------   ----------   --------------   ----------   ----------
                                                 (UNAUDITED)                                (UNAUDITED)
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF PERIOD........          $20.39       $13.03      $10.00             $6.24        $7.99      $10.00
                                              --------------   ----------   ---------    --------------   ----------   ---------
  Net Investment Loss.......................            (.06)        (.10)       (.04)             (.01)        (.07)       (.03)
  Net Realized and Unrealized Gains (Losses)
    on Securities...........................           (5.13)        7.47        3.07              (.38)       (1.68)      (1.98)
                                              --------------   ----------   ---------    --------------   ----------   ---------
  Net Increase (Decrease) in Net Asset Value
    Resulting from Operations...............           (5.19)        7.37        3.03              (.39)       (1.75)      (2.01)
  Distributions to Shareholders from Net
    Realized Capital Gains..................        --               (.01)     --              --             --          --
                                              --------------   ----------   ---------    --------------   ----------   ---------
  Net Increase (Decrease) in Net Asset
    Value...................................           (5.19)        7.36        3.03              (.39)       (1.75)      (2.01)
                                              --------------   ----------   ---------    --------------   ----------   ---------
NET ASSET VALUE--END OF PERIOD..............          $15.20       $20.39      $13.03             $5.85        $6.24      $ 7.99
                                              ==============   ==========   =========    ==============   ==========   =========
TOTAL INVESTMENT RETURN.....................        (25.45)%       56.54%      30.30%           (6.25)%     (21.90)%    (20.10)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses............................         1.11%**        1.50%     1.56%**           1.54%**        1.97%     1.58%**
  Net Expenses..............................         1.10%**        1.49%     1.55%**           1.54%**        1.96%     1.58%**
  Net Investment Loss.......................       (0.62)%**      (0.59)%   (0.34)%**         (0.38)%**      (0.92)%   (0.36)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***................            519%       1,555%      2,788%              697%       1,970%      7,583%
  Net Assets, End of Period (000's
    omitted)................................         $15,881      $66,904     $12,300           $12,295      $18,501      $3,014

                    + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR
                      THE PERIOD.
                    * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 1,
                      1998--TELECOMMUNICATIONS FUND; APRIL 2, 1998--TRANSPORTATION
                      FUND.
                   ** ANNUALIZED
                  *** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO
                      SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE
                      YEAR.

See Notes to Financial Statements.     42

                               RYDEX SERIES FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                INVESTOR CLASS
                                              -----------------------------------------------------------------------------------
                                                        ENERGY SERVICES FUND                           BANKING FUND
                                              ----------------------------------------   ----------------------------------------
                                                      PERIOD         YEAR       PERIOD           PERIOD         YEAR       PERIOD
                                                       ENDED        ENDED        ENDED            ENDED        ENDED        ENDED
                                               SEPTEMBER 30,    MARCH 31,    MARCH 31,    SEPTEMBER 30,    MARCH 31,    MARCH 31,
                                                        2000         2000        1999*             2000         2000        1999*
                                              --------------   ----------   ----------   --------------   ----------   ----------
                                                 (UNAUDITED)                                (UNAUDITED)
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF PERIOD........          $ 9.31        $6.02      $10.00             $7.31        $8.77       $10.00
                                              --------------   ----------   ---------    --------------   ----------   ----------
  Net Investment Income (Loss)..............        --               (.06)       (.07)              .08          .07          .01
  Net Realized and Unrealized Gains (Losses)
    on Securities...........................            1.10         3.35       (3.91)              .59        (1.53)       (1.24)
                                              --------------   ----------   ---------    --------------   ----------   ----------
  Net Increase (Decrease) in Net Asset Value
    Resulting from Operations...............            1.10         3.29       (3.98)              .67        (1.46)       (1.23)
  Distributions to Shareholders.............        --             --          --              --             --           --
                                              --------------   ----------   ---------    --------------   ----------   ----------
  Net Increase (Decrease) in Net Asset
    Value...................................            1.10         3.29       (3.98)              .67        (1.46)       (1.23)
                                              --------------   ----------   ---------    --------------   ----------   ----------
NET ASSET VALUE--END OF PERIOD..............          $10.41        $9.31      $ 6.02             $7.98        $7.31       $ 8.77
                                              ==============   ==========   =========    ==============   ==========   ==========
TOTAL INVESTMENT RETURN.....................          11.82%       54.65%    (39.80)%             9.17%     (16.65)%     (12.30)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses............................         1.11%**        1.58%     1.58%**           1.10%**        1.58%      1.58%**
  Net Expenses..............................         1.10%**        1.57%     1.57%**           1.10%**        1.57%      1.57%**
  Net Investment Income (Loss)..............       (0.04)%**      (0.81)%   (1.14)%**           2.28%**        0.87%      0.13%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***................            501%       1,794%      3,170%              893%       3,829%      11,211%
  Net Assets, End of Period (000's
    omitted)................................         $76,751      $54,609     $74,135           $37,862      $39,546       $7,827

                    + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR
                      THE PERIOD.
                    * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 1, 1998--ENERGY
                      SERVICES FUND AND BANKING FUND.
                   ** ANNUALIZED
                  *** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO
                      SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE
                      YEAR.

See Notes to Financial Statements.     43

                               RYDEX SERIES FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                INVESTOR CLASS
                                              -----------------------------------------------------------------------------------
                                                         BIOTECHNOLOGY FUND                          ELECTRONICS FUND
                                              ----------------------------------------   ----------------------------------------
                                                      PERIOD         YEAR       PERIOD           PERIOD         YEAR       PERIOD
                                                       ENDED        ENDED        ENDED            ENDED        ENDED        ENDED
                                               SEPTEMBER 30,    MARCH 31,    MARCH 31,    SEPTEMBER 30,    MARCH 31,    MARCH 31,
                                                        2000         2000        1999*             2000         2000        1999*
                                              --------------   ----------   ----------   --------------   ----------   ----------
                                                 (UNAUDITED)                                (UNAUDITED)
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF PERIOD........          $28.88       $12.81      $10.00            $40.10       $14.02      $10.00
                                              --------------   ----------   ---------    --------------   ----------   ---------
  Net Investment Loss.......................            (.18)        (.34)       (.16)             (.20)        (.30)       (.15)
  Net Realized and Unrealized Gains (Losses)
    on Securities...........................            6.04        16.45        2.97             (5.30)       26.38        4.17
                                              --------------   ----------   ---------    --------------   ----------   ---------
  Net Increase (Decrease) in Net Asset Value
    Resulting from Operations...............            5.86        16.11        2.81             (5.50)       26.08        4.02
  Distributions to Shareholders from Net
    Realized Capital Gain...................        --               (.04)     --              --             --          --
                                              --------------   ----------   ---------    --------------   ----------   ---------
  Net Increase (Decrease) in Net Asset
    Value...................................            5.86        16.07        2.81             (5.50)       26.08        4.02
                                              --------------   ----------   ---------    --------------   ----------   ---------
NET ASSET VALUE--END OF PERIOD..............          $34.74       $28.88      $12.81            $34.60       $40.10      $14.02
                                              ==============   ==========   =========    ==============   ==========   =========
TOTAL INVESTMENT RETURN.....................          20.29%      125.98%      28.10%          (13.72%)      186.02%      40.20%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses............................         1.26%**        1.42%     1.56%**           1.36%**        1.29%     1.57%**
  Net Expenses..............................         1.25%**        1.41%     1.55%**           1.35%**        1.28%     1.56%**
  Net Investment Loss.......................       (1.20)%**      (1.29%)   (1.52%)**         (1.06)%**      (1.14%)   (1.23%)**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***................            167%         699%      2,670%              416%       1,162%      3,011%
  Net Assets, End of Period (000's
    omitted)................................        $695,563     $456,303     $38,205          $225,723     $274,554     $12,814

                    + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR
                      THE PERIOD.
                    * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 1,
                      1998--BIOTECHNOLOGY FUND AND ELECTRONICS FUND.
                   ** ANNUALIZED
                  *** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO
                      SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE
                      YEAR.

See Notes to Financial Statements.     44

                               RYDEX SERIES FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                   INVESTOR CLASS
                                                   ------------------------------------------------------------------------------
                                                                                PRECIOUS METALS FUND
                                                   ------------------------------------------------------------------------------
                                                           PERIOD         YEAR         YEAR         YEAR       PERIOD        YEAR
                                                            ENDED        ENDED        ENDED        ENDED        ENDED       ENDED
                                                    SEPTEMBER 30,    MARCH 31,    MARCH 31,    MARCH 31,    MARCH 31,    JUNE 30,
                                                           2000++       2000++       1999++       1998++    1997***++      1996++
                                                   --------------   ----------   ----------   ----------   ----------   ---------
                                                      (UNAUDITED)
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF PERIOD.............          $18.80       $20.95       $29.10       $38.20       $45.25     $43.65
                                                   --------------   ----------   ----------   ----------   ----------   --------
  Net Investment Loss............................        --               (.10)        (.15)      --           --          --
  Net Realized and Unrealized Gains (Losses) on
    Securities...................................           (1.34)       (2.05)       (8.00)       (9.10)       (7.05)      1.60
                                                   --------------   ----------   ----------   ----------   ----------   --------
  Net Increase (Decrease) in Net Asset Value
    Resulting from Operations....................           (1.34)       (2.15)       (8.15)       (9.10)       (7.05)      1.60
  Distributions to Shareholders from Net
    Investment Income............................        --             --           --           --           --          --
                                                   --------------   ----------   ----------   ----------   ----------   --------
  Net Increase (Decrease) in Net Asset Value.....           (1.34)       (2.15)       (8.15)       (9.10)       (7.05)      1.60
                                                   --------------   ----------   ----------   ----------   ----------   --------
NET ASSET VALUE--END OF PERIOD...................          $17.46       $18.80       $20.95       $29.10       $38.20     $45.25
                                                   ==============   ==========   ==========   ==========   ==========   ========
TOTAL INVESTMENT RETURN..........................         (7.13)%     (10.26)%     (28.01)%     (23.82)%    (20.77)%*      3.67%
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses.................................          1.21%*        1.23%        1.37%        1.42%       1.49%*
  Net Expenses...................................          1.20%*        1.23%        1.36%        1.41%       1.45%*      1.33%
  Net Investment Income (Loss)...................          0.01%*      (0.34)%      (0.69)%        0.05%       0.00%*    (0.01)%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate**......................            463%       1,004%       1,191%         752%         743%     1,036%
  Net Assets, End of Year (000's omitted)........         $30,356      $37,780      $26,823      $34,538      $23,680    $36,574

                    + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR
                      THE YEAR.
                   ++ PER SHARE AMOUNTS FOR THE PERIODS ENDED JUNE 30, 1996
                      THROUGH MARCH 31, 2000 HAVE BEEN RESTATED TO REFLECT A 1:5
                      REVERSE STOCK SPLIT EFFECTIVE APRIL 14, 2000.
                    * ANNUALIZED
                   ** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO
                      SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE
                      YEAR.
                  *** DURING 1997, THE TRUST CHANGED ITS FISCAL YEAR END FROM JUNE
                      30 TO MARCH 31. ACCORDINGLY, THE PERIOD ENDED MARCH 31,
                      1997 REFLECTS NINE MONTHS OF ACTIVITY.

See Notes to Financial Statements.     45

                               RYDEX SERIES FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                         INVESTOR CLASS
                                                                --------------------------------
                                                                INTERNET FUND     UTILITIES FUND
                                                                --------------    --------------
                                                                        PERIOD            PERIOD
                                                                         ENDED             ENDED
                                                                 SEPTEMBER 30,     SEPTEMBER 30,
                                                                         2000*             2000*
                                                                --------------    --------------
                                                                   (UNAUDITED)       (UNAUDITED)
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF PERIOD........................            $10.00            $10.00
                                                                --------------    --------------
  Net Investment Income (Loss)..............................              (.06)              .06
  Net Realized and Unrealized Gains (Losses) on
    Securities..............................................             (2.65)             1.92
                                                                --------------    --------------
  Net Increase (Decrease) in Net Asset Value Resulting from
    Operations..............................................             (2.71)             1.98
  Distributions to Shareholders.............................          --                --
                                                                --------------    --------------
  Net Increase (Decrease) in Net Asset Value................             (2.71)             1.98
                                                                --------------    --------------
NET ASSET VALUE--END OF PERIOD..............................    $         7.29    $        11.98
                                                                ==============    ==============
TOTAL INVESTMENT RETURN.....................................          (27.10)%            19.80%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses............................................           1.60%**           1.61%**
  Net Expenses..............................................           1.60%**           1.61%**
  Net Investment Income (Loss)..............................         (1.38)%**           1.16%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***................................              971%              605%
  Net Assets, End of Period (000's omitted).................            $3,266           $66,161

                    + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR
                      THE PERIOD.
                    * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 6,
                      2000--INTERNET FUND; APRIL 3, 2000--UTILITIES FUND.
                   ** ANNUALIZED
                  *** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO
                      SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE
                      YEAR.

See Notes to Financial Statements.     46

                               RYDEX SERIES FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                            ADVISOR CLASS
                                       ----------------------------------------------------------------------------------------
                                                      ENERGY FUND                             FINANCIAL SERVICES FUND
                                       ------------------------------------------    ------------------------------------------
                                               PERIOD          YEAR          YEAR            PERIOD          YEAR        PERIOD
                                                ENDED         ENDED         ENDED             ENDED         ENDED         ENDED
                                        SEPTEMBER 30,     MARCH 31,     MARCH 31,     SEPTEMBER 30,     MARCH 31,     MARCH 31,
                                                 2000          2000         1999*              2000          2000         1999*
                                       --------------    ----------    ----------    --------------    ----------    ----------
                                          (UNAUDITED)                                   (UNAUDITED)
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF
  PERIOD...........................            $10.84        $ 9.01        $10.07            $ 9.42         $9.95        $10.47
                                       --------------    ----------    ----------    --------------    ----------    ----------
  Net Investment Income (Loss).....               .01           .15          (.14)              .01          (.05)         (.05)
  Net Realized and Unrealized Gains
    (Losses) on Securities.........              1.29          1.68          (.92)             1.63          (.47)         (.47)
                                       --------------    ----------    ----------    --------------    ----------    ----------
  Net Increase (Decrease) in Net
    Asset Value Resulting from
    Operations.....................              1.30          1.83         (1.06)             1.64          (.52)         (.52)
  Distributions to Shareholders
    from Net Realized Capital
    Gains..........................          --              --            --              --               (.01)        --
                                       --------------    ----------    ----------    --------------    ----------    ----------
  Net Increase (Decrease) in Net
    Asset Value....................              1.30          1.83         (1.06)             1.64         (.53)         (.52)
                                       --------------    ----------    ----------    --------------    ----------    ----------
NET ASSET VALUE--END OF PERIOD.....            $12.14        $10.84        $ 9.01            $11.06         $9.42        $ 9.95
                                       ==============    ==========    ==========    ==============    ==========    ==========
TOTAL INVESTMENT RETURN............            11.99%        20.31%      (10.53)%            17.41%       (5.19)%       (4.97)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses...................             2.14%**       2.06%         1.99%**           1.61%**       2.29%         2.13%**
  Net Expenses.....................             2.13%**       2.05%         1.98%**           1.61%**       2.28%         2.12%**
  Net Investment Income (Loss).....             0.13%**       1.45%       (1.75)%**           0.18%**     (0.64)%       (0.60)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***.......              861%        2,854%        6,070%              741%        2,770%        7,269%
  Net Assets, End of Period (000's
    omitted).......................           $26,307        $4,432          $609           $93,630      $129,760       $21,387

                    + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR
                      THE PERIOD.
                    * SINCE THE COMMENCEMENT OF OPERATIONS: MAY 5, 1998--ENERGY
                      FUND; APRIL 6, 1998--FINANCIAL SERVICES FUND.
                   ** ANNUALIZED
                  *** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO
                      SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE
                      YEAR.

See Notes to Financial Statements.     47

                               RYDEX SERIES FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                            ADVISOR CLASS
                                         -----------------------------------------------------------------------------------
                                                     HEALTH CARE FUND                           TECHNOLOGY FUND
                                         ----------------------------------------   ----------------------------------------
                                                 PERIOD         YEAR       PERIOD           PERIOD         YEAR       PERIOD
                                                  ENDED        ENDED        ENDED            ENDED        ENDED        ENDED
                                          SEPTEMBER 30,    MARCH 31,    MARCH 31,    SEPTEMBER 30,    MARCH 31,    MARCH 31,
                                                   2000         2000        1999*             2000         2000        1999*
                                         --------------   ----------   ----------   --------------   ----------   ----------
                                            (UNAUDITED)                                (UNAUDITED)
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF
  PERIOD..............................           $10.12       $11.37       $ 9.93           $31.20       $16.90       $10.84
                                         --------------   ----------   ----------   --------------   ----------   ----------
  Net Investment Loss.................             (.06)        (.15)        (.18)            (.21)        (.37)        (.20)
  Net Realized and Unrealized Gains
    (Losses) on Securities............             1.87        (1.09)        1.62            (6.77)       14.67         6.26
                                         --------------   ----------   ----------   --------------   ----------   ----------
  Net Increase (Decrease) in Net Asset
    Value Resulting from Operations...             1.81        (1.24)        1.44            (6.98)       14.30         6.06
  Distributions to Shareholders from
    Net Realized Capital Gains........         --              (.01)       --             --             --           --
                                         --------------   ----------   ----------   --------------   ----------   ----------
  Net Increase (Decrease) in Net Asset
    Value.............................             1.81        (1.25)        1.44            (6.98)       14.30         6.06
                                         --------------   ----------   ----------   --------------   ----------   ----------
NET ASSET VALUE--END OF PERIOD........           $11.93       $10.12       $11.37           $24.22       $31.20       $16.90
                                         ==============   ==========   ==========   ==============   ==========   ==========
TOTAL INVESTMENT RETURN...............           17.89%     (10.95)%       14.50%         (22.37)%       84.62%       55.90%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses......................            2.07%**      2.16%        2.24%**          1.61%**      1.89%        2.18%**
  Net Expenses........................            2.06%**      2.15%        2.23%**          1.60%**      1.89%        2.17%**
  Net Investment Loss.................          (1.07)%**    (1.51)%      (1.96)%**        (1.55)%**    (1.60)%      (1.78)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***..........             787%       4,850%       4,465%           1,543%       4,929%       4,598%
  Net Assets, End of Period (000's
    omitted)..........................          $81,665       $1,741          $24           $2,864      $32,537       $2,269

                    + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR
                      THE PERIOD.
                    * SINCE THE COMMENCEMENT OF OPERATIONS: MAY 11, 1998--HEALTH
                      CARE FUND; APRIL 29, 1998--TECHNOLOGY FUND.
                   ** ANNUALIZED
                  *** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO
                      SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE
                      YEAR.

See Notes to Financial Statements.     48

                               RYDEX SERIES FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                            ADVISOR CLASS
                                       ----------------------------------------------------------------------------------------
                                                  BASIC MATERIALS FUND                        CONSUMER PRODUCTS FUNDS
                                       ------------------------------------------    ------------------------------------------
                                               PERIOD          YEAR        PERIOD            PERIOD          YEAR        PERIOD
                                                ENDED         ENDED         ENDED             ENDED         ENDED         ENDED
                                        SEPTEMBER 30,     MARCH 31,     MARCH 31,     SEPTEMBER 30,     MARCH 31,     MARCH 31,
                                                 2000          2000         1999*              2000          2000         1999*
                                       --------------    ----------    ----------    --------------    ----------    ----------
                                          (UNAUDITED)                                   (UNAUDITED)
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF
  PERIOD...........................            $ 7.93         $7.72        $10.56             $7.50        $ 9.70         $8.73
                                       --------------    ----------    ----------    --------------    ----------    ----------
  Net Investment Income (Loss).....               .04          (.01)          .13               .02          (.08)         (.08)
  Net Realized and Unrealized Gains
    (Losses) on Securities.........             (1.95)          .22         (2.97)             (.55)        (1.77)         1.05
                                       --------------    ----------    ----------    --------------    ----------    ----------
  Net Increase (Decrease) in Net
    Asset Value Resulting from
    Operations.....................             (1.91)          .21         (2.84)             (.53)        (1.85)          .97
  Distributions to Shareholders
    from Net Realized Capital
    Gains..........................          --              --            --              --               (.35)        --
                                       --------------    ----------    ----------    --------------    ----------    ----------
  Net Increase (Decrease) in Net
    Asset Value....................             (1.91)          .21         (2.84)             (.53)        (2.20)          .97
                                       --------------    ----------    ----------    --------------    ----------    ----------
NET ASSET VALUE--END OF PERIOD.....            $ 6.02         $7.93        $ 7.72             $6.97        $ 7.50         $9.70
                                       ==============    ==========    ==========    ==============    ==========    ==========
TOTAL INVESTMENT RETURN............          (24.09)%         2.72%      (26.89)%           (7.07)%      (19.76)%        11.11%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses...................             2.09%**       2.01%         1.96%**           1.65%**       2.13%         2.05%**
  Net Expenses.....................             2.09%**       2.00%         1.95%**           1.64%**       2.13%         2.04%**
  Net Investment Income (Loss).....             1.10%**     (0.10)%         1.25%**           0.47%**     (1.01)%       (1.38)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate**........            2,215%        3,671%        5,704%            2,386%        5,466%        1,255%
  Net Assets, End of Period (000's
    omitted).......................            $1,023        $5,082          $688              $159        $3,135       $20,952

                    + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR
                      THE PERIOD.
                    * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 14, 1998--BASIC
                      MATERIALS FUND; AUGUST 17, 1998--CONSUMER PRODUCTS FUND.
                   ** ANNUALIZED
                  *** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO
                      SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE
                      YEAR.

See Notes to Financial Statements.     49

                               RYDEX SERIES FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                              ADVISOR CLASS
                                           -----------------------------------------------------------------------------------
                                                         LEISURE FUND                              RETAILING FUND
                                           ----------------------------------------   ----------------------------------------
                                                   PERIOD         YEAR       PERIOD           PERIOD         YEAR       PERIOD
                                                    ENDED        ENDED        ENDED            ENDED        ENDED        ENDED
                                            SEPTEMBER 30,    MARCH 31,    MARCH 31,    SEPTEMBER 30,    MARCH 31,    MARCH 31,
                                                     2000         2000        1999*             2000         2000        1999*
                                           --------------   ----------   ----------   --------------   ----------   ----------
                                              (UNAUDITED)                                (UNAUDITED)
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF PERIOD.....          $10.94       $11.16       $9.35            $13.18       $13.50      $10.01
                                           --------------   ----------   ---------    --------------   ----------   ---------
  Net Investment Loss....................            (.09)        (.14)       (.12)             (.09)        (.33)       (.15)
  Net Realized and Unrealized Gains
    (Losses) on Securities...............            (.80)         .02        1.93             (2.61)         .12        3.64
                                           --------------   ----------   ---------    --------------   ----------   ---------
  Net Increase (Decrease) in Net Asset
    Value Resulting from Operations......            (.89)        (.12)       1.81             (2.70)        (.21)       3.49
  Distributions to Shareholders from Net
    Realized Capital Gains...............        --               (.10)     --              --               (.11)     --
                                           --------------   ----------   ---------    --------------   ----------   ---------
  Net Increase (Decrease) in Net Asset
    Value................................            (.89)        (.22)       1.81             (2.70)        (.32)       3.49
                                           --------------   ----------   ---------    --------------   ----------   ---------
NET ASSET VALUE--END OF PERIOD...........          $10.05       $10.94      $11.16            $10.48       $13.18      $13.50
                                           ==============   ==========   =========    ==============   ==========   =========
TOTAL INVESTMENT RETURN..................         (8.14)%      (1.06)%      19.36%          (20.49)%      (1.52)%      34.87%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses.........................         2.06%**        2.08%     2.23%**           2.12%**        2.10%     1.95%**
  Net Expenses...........................         2.06%**        2.08%     2.22%**           2.12%**        2.09%     1.94%**
  Net Investment Loss....................       (1.79)%**      (1.32%)   (1.95)%**         (1.66)%**      (2.69)%   (1.37)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***.............          1,154%       5,734%      5,581%            1,214%       2,537%      3,243%
  Net Assets, End of Period (000's
    omitted).............................             $70      $18,559          $8           $49,994      $91,740        $337

                    + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR
                      THE PERIOD.
                    * SINCE THE COMMENCEMENT OF OPERATIONS: JUNE 3, 1998--LEISURE
                      FUND; APRIL 21, 1998--RETAILING FUND.
                   ** ANNUALIZED
                  *** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO
                      SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE
                      YEAR.

See Notes to Financial Statements.     50

                               RYDEX SERIES FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                          ADVISOR CLASS
                                       -----------------------------------------------------------------------------------
                                               TELECOMMUNICATIONS FUND                      TRANSPORTATION FUND
                                       ----------------------------------------   ----------------------------------------
                                               PERIOD         YEAR       PERIOD           PERIOD         YEAR       PERIOD
                                                ENDED        ENDED        ENDED            ENDED        ENDED        ENDED
                                        SEPTEMBER 30,    MARCH 31,    MARCH 31,    SEPTEMBER 30,    MARCH 31,    MARCH 31,
                                                 2000         2000        1999*             2000         2000        1999*
                                       --------------   ----------   ----------   --------------   ----------   ----------
                                          (UNAUDITED)                                (UNAUDITED)
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF
  PERIOD.............................         $20.13       $12.91       $10.00            $6.16        $7.95        $9.26
                                       -------------    ---------    ---------    -------------    ---------    ---------
  Net Investment Loss................           (.12)        (.19)        (.03)            (.01)      --             (.10)
  Net Realized and Unrealized Gains
    (Losses) on Securities...........          (5.05)        7.42         2.94             (.49)       (1.79)       (1.21)
                                       -------------    ---------    ---------    -------------    ---------    ---------
  Net Increase (Decrease) in Net
    Asset Value Resulting from
    Operations.......................          (5.17)        7.23         2.91             (.50)       (1.79)       (1.31)
  Distributions to Shareholders from
    Net Realized Capital Gains.......       --               (.01)      --             --             --           --
                                       -------------    ---------    ---------    -------------    ---------    ---------
  Net Increase (Decrease) in Net
    Asset Value......................          (5.17)        7.22         2.91             (.50)       (1.79)       (1.31)
                                       -------------    ---------    ---------    -------------    ---------    ---------
NET ASSET VALUE--END OF PERIOD.......         $14.96       $20.13       $12.91            $5.66        $6.16        $7.95
                                       =============    =========    =========    =============    =========    =========
TOTAL INVESTMENT RETURN..............       (25.68)%       55.98%       29.10%          (8.12)%     (22.52)%     (14.15)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses.....................        1.62%**        2.05%      2.35%**          2.09%**        1.34%      2.08%**
  Net Expenses.......................        1.62%**        2.05%      2.34%**          2.09%**        1.33%      2.07%**
  Net Investment Loss................      (1.31)%**      (1.14)%    (0.27)%**        (0.44)%**      (0.08)%    (1.38)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***.........           519%       1,555%       2,788%             697%       1,970%       7,583%
  Net Assets, End of Period (000's
    omitted).........................         $3,594       $3,449       $1,929              $65      $87,189           $4

                    + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR
                      THE PERIOD.
                    * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 1,
                      1998--TELECOMMUNICATIONS FUND; JUNE 9, 1998--TRANSPORTATION
                      FUND.
                   ** ANNUALIZED
                  *** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO
                      SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE
                      YEAR.

See Notes to Financial Statements.     51

                               RYDEX SERIES FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                           ADVISOR CLASS
                                        -----------------------------------------------------------------------------------
                                                  ENERGY SERVICES FUND                           BANKING FUND
                                        ----------------------------------------   ----------------------------------------
                                                PERIOD         YEAR       PERIOD           PERIOD         YEAR       PERIOD
                                                 ENDED        ENDED        ENDED            ENDED        ENDED        ENDED
                                         SEPTEMBER 30,    MARCH 31,    MARCH 31,    SEPTEMBER 30,    MARCH 31,    MARCH 31,
                                                  2000         2000        1999*             2000         2000        1999*
                                        --------------   ----------   ----------   --------------   ----------   ----------
                                           (UNAUDITED)                                (UNAUDITED)
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF
  PERIOD..............................          $9.23        $6.01        $9.86            $7.24        $8.74       $10.00
                                        -------------    ---------    ---------    -------------    ---------    ---------
  Net Investment Income (Loss)........           (.06)        (.11)        (.09)             .07          .01          .03
  Net Realized and Unrealized Gains
    (Losses) on Securities............           1.13         3.33        (3.76)             .58        (1.51)       (1.29)
                                        -------------    ---------    ---------    -------------    ---------    ---------
  Net Increase (Decrease) in Net Asset
    Value Resulting from
    Operations........................           1.07         3.22        (3.85)             .65        (1.50)       (1.26)
  Distributions to Shareholders.......       --             --           --             --             --           --
                                        -------------    ---------    ---------    -------------    ---------    ---------
  Net Increase (Decrease) in Net Asset
    Value.............................           1.07         3.22        (3.85)             .65        (1.50)       (1.26)
                                        -------------    ---------    ---------    -------------    ---------    ---------
NET ASSET VALUE--END OF PERIOD........         $10.30        $9.23        $6.01            $7.89        $7.24        $8.74
                                        =============    =========    =========    =============    =========    =========
TOTAL INVESTMENT RETURN...............         11.59%       53.58%     (39.05)%            8.98%     (17.16)%     (12.60)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses......................        1.62%**        2.20%      2.05%**          1.62%**        2.06%      2.08%**
  Net Expenses........................        1.61%**        2.20%      2.04%**          1.61%**        2.05%      2.08%**
  Net Investment Income (Loss)........      (1.12)%**      (1.49)%    (1.66)%**          2.01%**        0.07%      0.28%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***..........           501%       1,794%       3,170%             893%       3,829%      11,211%
  Net Assets, End of Period (000's
    omitted)..........................         $9,120      $34,524      $22,323           $7,695      $17,872           $2

                    + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR
                      THE PERIOD.
                    * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 2, 1998--ENERGY
                      SERVICES FUND; APRIL 1, 1998--BANKING FUND.
                   ** ANNUALIZED
                  *** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO
                      SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE
                      YEAR.

See Notes to Financial Statements.     52

                               RYDEX SERIES FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                              ADVISOR CLASS
                                           -----------------------------------------------------------------------------------
                                                      BIOTECHNOLOGY FUND                          ELECTRONICS FUND
                                           ----------------------------------------   ----------------------------------------
                                                   PERIOD         YEAR       PERIOD           PERIOD         YEAR       PERIOD
                                                    ENDED        ENDED        ENDED            ENDED        ENDED        ENDED
                                            SEPTEMBER 30,    MARCH 31,    MARCH 31,    SEPTEMBER 30,    MARCH 31,    MARCH 31,
                                                     2000         2000        1999*             2000         2000        1999*
                                           --------------   ----------   ----------   --------------   ----------   ----------
                                              (UNAUDITED)                                (UNAUDITED)
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF PERIOD.....          $28.46       $12.66       $10.00           $39.66       $13.96       $9.98
                                           --------------   ----------   ----------   --------------   ----------   ---------
  Net Investment Income (Loss)...........            (.26)        (.44)         .18             (.33)        (.35)       (.23)
  Net Realized and Unrealized Gains
    (Losses) on Securities...............            5.97        16.28         2.48            (5.19)       26.05        4.21
                                           --------------   ----------   ----------   --------------   ----------   ---------
  Net Increase (Decrease) in Net Asset
    Value Resulting from Operations......            5.71        15.84         2.66            (5.52)       25.70        3.98
  Distributions to Shareholders from Net
    Realized Capital Gains...............        --               (.04)      --             --             --          --
                                           --------------   ----------   ----------   --------------   ----------   ---------
  Net Increase (Decrease) in Net Asset
    Value................................            5.71        15.80         2.66            (5.52)       25.70        3.98
                                           --------------   ----------   ----------   --------------   ----------   ---------
NET ASSET VALUE--END OF PERIOD...........          $34.17       $28.46       $12.66           $34.14       $39.66      $13.96
                                           ==============   ==========   ==========   ==============   ==========   =========
TOTAL INVESTMENT RETURN..................          20.06%      125.34%       26.60%         (13.92)%      184.10%      39.88%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses.........................         1.76%**        1.93%      2.16%**          1.87%**        1.76%     2.05%**
  Net Expenses...........................         1.76%**        1.92%      2.16%**          1.86%**        1.75%     2.04%**
  Net Investment Income (Loss)...........       (1.71)%**      (1.96)%      1.79%**        (1.75)%**      (1.51)%   (1.86)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***.............            167%         699%       2,670%             416%       1,162%      3,011%
  Net Assets, End of Period (000's
    omitted).............................         $59,802      $45,757       $1,838          $21,839      $25,034      $4,024

                    + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR
                      THE PERIOD.
                    * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 1,
                      1998--BIOTECHNOLOGY FUND; APRIL 2, 1998--ELECTRONICS FUND.
                   ** ANNUALIZED
                  *** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO
                      SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE
                      YEAR.

See Notes to Financial Statements.     53

                               RYDEX SERIES FUNDS

FINANCIAL HIGHLIGHTS (CONCLUDED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                         ADVISOR CLASS
                                                                --------------------------------
                                                                INTERNET FUND     UTILITIES FUND
                                                                --------------    --------------
                                                                        PERIOD            PERIOD
                                                                         ENDED             ENDED
                                                                 SEPTEMBER 30,     SEPTEMBER 30,
                                                                         2000*             2000*
                                                                --------------    --------------
                                                                   (UNAUDITED)       (UNAUDITED)
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF PERIOD........................            $10.00            $10.00
                                                                --------------    --------------
  Net Investment Income (Loss)..............................              (.08)              .02
  Net Realized and Unrealized Gains (Losses) on
    Securities..............................................             (2.61)             1.95
                                                                --------------    --------------
  Net Increase (Decrease) in Net Asset Value Resulting from
    Operations..............................................             (2.69)             1.97
  Distributions to Shareholders.............................          --                --
                                                                --------------    --------------
Net Increase (Decrease) in Net Asset Value..................             (2.69)             1.97
                                                                --------------    --------------
NET ASSET VALUE--END OF PERIOD..............................             $7.31            $11.97
                                                                ==============    ==============
TOTAL INVESTMENT RETURN.....................................          (26.90)%            19.70%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses............................................           2.10%**           2.11%**
  Net Expenses..............................................           2.09%**           2.11%**
  Net Investment Income (Loss)..............................         (1.99)%**           0.46%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***................................              971%              605%
  Net Assets, End of Period (000's omitted).................           $16,400           $24,953

                    + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR
                      THE PERIOD.
                    * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 6,
                      2000--INTERNET FUND; APRIL 3, 2000--UTILITIES FUND.
                   ** ANNUALIZED
                  *** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO
                      SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE
                      YEAR.

See Notes to Financial Statements.     54

                               RYDEX SERIES FUNDS

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1.  SIGNIFICANT ACCOUNTING POLICIES

The Rydex Series Funds (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act") as a non-diversified, open-ended investment company, and is authorized to issue an unlimited number of shares. The Trust offers two separate classes of shares, Investor Class Shares and Advisor Class Shares. Sales of shares of each
Class are made without a sales charge at the net asset value per share. At September 30, 2000, the Trust consisted of twenty-nine separate series: eleven benchmark funds, one money market fund, and seventeen sector funds. This report covers the seventeen sector funds (the "Sector Funds"), while the Benchmark Funds and Money Market Fund are contained in a separate report. The following significant accounting policies are in conformity with generally accepted accounting principles and are consistently followed by the Trust.

A. Securities listed on an exchange are valued at the last quoted sales price as of 4:00 P.M. on the valuation date. Securities not traded on an exchange are valued at their last sales price. Listed options held by the Trust are valued at their last bid price. Over-the-counter options held by the Trust are valued using the average bid price obtained from one or more security dealers. The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Short-term securities, if any, are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under direction of the Board of Trustees or by the Advisor using methods established or ratified by the Board of Trustees.

B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, and subsequently adjusted to reflect actual holdings on the record date. Interest income is accrued on a daily basis.

C. The Trust intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income to its shareholders. Therefore, no Federal income tax provision is required.

D. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees relating to the Advisor Classes, are charged directly to specific classes.

                               RYDEX SERIES FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

E. Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for items such as deferral of wash sales and post-October losses and regulated futures contracts and options. Net investment income and loss, net realized gains and losses, and net assets were not affected by these differences.

F. Each Sector Fund seeks capital appreciation and invests substantially all of its assets in equity securities of companies involved in its sector. The Funds may also purchase ADRs and U.S. Government securities, enter into repurchase agreements, and engage in futures and options transactions. The risks inherent in the use of futures and options include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of the instruments and movements in the price of the underlying securities or index; and 3) the possible absence of a liquid secondary market for any particular instrument at any time.

G. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

2.  REPURCHASE AGREEMENTS

The Trust transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U. S. Treasury obligations. The collateral is in the possession of the Trust's custodians and is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity.

The repurchase agreements that were executed and outstanding on September 30, 2000 are as follows:

COUNTERPARTY                                     TERMS OF AGREEMENT      FACE VALUE    MARKET VALUE
------------                                   --------------------    ------------    ------------
Lehman Brothers, Inc.........................    6.48% due 10/02/00    $107,454,581    $107,454,581
Salomon Smith Barney, Inc....................    6.40% due 10/02/00     100,000,000     100,000,000
PaineWebber, Inc.............................    6.50% due 10/02/00     100,000,000     100,000,000
Fuji Securities, Inc.........................    6.48% due 10/02/00      82,186,058      82,186,058
                                                                                       ------------
                                                                                       $389,640,639
                                                                                       ============

                               RYDEX SERIES FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

As of September 30, 2000, the collateral for the repurchase agreements in the joint account was as follows:

SECURITY TYPE                                        RANGE OF RATES       PAR VALUE    MARKET VALUE
-------------                                  --------------------    ------------    ------------
U. S. Treasury Notes.........................         3.625%-7.875%    $198,645,000    $201,518,994
U. S. Treasury Bonds.........................         3.875%-12.00%     150,349,000     188,769,107
                                                                                       ------------
                                                                                       $390,288,101
                                                                                       ============

3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory contract, the Trust pays Rydex Global Advisors, an affiliated entity, investment advisory fees calculated at an annualized rate of eighty-five hundredths of one percent (0.85%) of the average daily net assets of each of the Sector Funds, except the Precious Metals Fund, which is three-quarters of one percent (0.75%) of the average daily net assets. Certain officers and trustees of the Trust are also officers and directors of Rydex Global Advisors.

PADCO Service Company, Inc., an affiliated entity, provides transfer agent services to the Trust for fees calculated at an annualized rate of one quarter of one percent (0.25%) of the average daily net assets of each of the Sector Funds. Certain officers and trustees of the Trust are also officers and directors of PADCO Service Company, Inc.

The Trust paid PADCO Service Company, Inc. $384,694 in accounting fees for the Sector Funds for the period ended September 30, 2000.

The Trust has adopted a Distribution and Shareholder Services Plan applicable to Advisor Class Shares, for which the Distributor, Rydex Distributors, Inc., an affiliated entity, and other firms that provide distribution and shareholder services ("Service Providers") may receive compensation. If a Service Provider provides distribution services, the Trust will pay fees to the Distributor at an annual rate not to exceed one quarter of one percent (0.25%) of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor, in turn, will pay the Service Provider out of its fees. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services. If a Service Provider provides shareholder services, the Distributor will receive fees from the Trust at an annual rate not to exceed one quarter of one percent (0.25%) of average daily net assets. The Distributor, in turn, will pay the Service Provider out of its fees. Certain officers and trustees of the Trust are also officers and directors of Rydex
Distributors, Inc.

                               RYDEX SERIES FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

4.  ACCOUNTING FOR EXPENSES

The Trust has entered into an arrangement with its custodian whereby interest earned on uninvested cash balances was used to offset a portion of the Trust's expenses.

5.  SECURITIES TRANSACTIONS

During the period ended September 30, 2000 purchases and sales of investment securities, excluding short-term and temporary cash investments, were:
(Unaudited)

                                                FINANCIAL          HEALTH                           BASIC
                                   ENERGY        SERVICES            CARE      TECHNOLOGY       MATERIALS
                                     FUND            FUND            FUND            FUND            FUND
                           --------------  --------------  --------------  --------------  --------------
Purchases................  $  269,867,252  $1,128,077,003  $1,034,126,783  $1,182,027,985  $  201,891,065
Sales....................  $  241,341,023  $1,193,480,209  $  932,597,213  $1,233,078,007  $  215,565,646

                                 CONSUMER                                        TELECOM-
                                 PRODUCTS         LEISURE       RETAILING     MUNICATIONS  TRANSPORTATION
                                     FUND            FUND            FUND            FUND            FUND
                           --------------  --------------  --------------  --------------  --------------
Purchases................  $  359,773,372  $  144,553,758  $  562,362,372  $  233,083,568  $  246,242,948
Sales....................  $  355,662,287  $  164,132,191  $  641,477,577  $  264,751,979  $  327,620,362

                                   ENERGY                                                        PRECIOUS
                                 SERVICES         BANKING   BIOTECHNOLOGY     ELECTRONICS          METALS
                                     FUND            FUND            FUND            FUND            FUND
                           --------------  --------------  --------------  --------------  --------------
Purchases................  $  477,149,427  $  398,580,215  $1,157,089,989  $1,440,040,534  $  203,877,574
Sales....................  $  469,574,123  $  392,378,275  $  998,496,925  $1,403,039,193  $  205,124,660

                                 INTERNET       UTILITIES
                                     FUND            FUND
                           --------------  --------------
Purchases................  $  257,388,818  $  210,685,445
Sales....................  $  231,440,756  $  123,080,429

                               RYDEX SERIES FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

6.  NET UNREALIZED APPRECIATION (DEPRECIATION) OF SECURITIES

At September 30, 2000, unrealized appreciation (depreciation) and cost of investment securities for Federal income tax purposes were: (Unaudited)

                                                                    FINANCIAL          HEALTH                           BASIC
                                                       ENERGY        SERVICES            CARE      TECHNOLOGY       MATERIALS
                                                         FUND            FUND            FUND            FUND            FUND
                                               --------------  --------------  --------------  --------------  --------------
Gross Unrealized Appreciation................  $           --  $           --  $           --  $           --  $           --
Gross Unrealized (Depreciation)..............        (151,476)     (2,830,464)     (8,226,383)    (20,667,379)     (3,946,630)
                                               --------------  --------------  --------------  --------------  --------------
Net Unrealized Depreciation..................  $     (151,476) $   (2,830,464) $   (8,226,383) $  (20,667,379) $   (3,946,630)
                                               ==============  ==============  ==============  ==============  ==============
Cost of Investments for Federal Income Tax
  Purposes...................................  $   48,512,518  $  214,036,858  $  148,863,438  $   57,889,365  $    7,296,557
                                               ==============  ==============  ==============  ==============  ==============

                                                     CONSUMER                                        TELECOM-
                                                     PRODUCTS         LEISURE       RETAILING     MUNICATIONS  TRANSPORTATION
                                                         FUND            FUND            FUND            FUND            FUND
                                               --------------  --------------  --------------  --------------  --------------
Gross Unrealized Appreciation................  $           --  $           --  $           --  $           --  $           --
Gross Unrealized (Depreciation)..............      (1,821,152)     (1,175,669)    (15,987,200)     (5,926,730)     (4,146,851)
                                               --------------  --------------  --------------  --------------  --------------
Net Unrealized Depreciation..................  $   (1,821,152) $   (1,175,669) $  (15,987,200) $   (5,926,730) $   (4,146,851)
                                               ==============  ==============  ==============  ==============  ==============
Cost of Investments for Federal Income Tax
  Purposes...................................  $    6,906,215  $    2,284,692  $   84,775,190  $   25,317,506  $   16,448,862
                                               ==============  ==============  ==============  ==============  ==============

                                                       ENERGY                                                        PRECIOUS
                                                     SERVICES         BANKING   BIOTECHNOLOGY     ELECTRONICS          METALS
                                                         FUND            FUND            FUND            FUND            FUND
                                               --------------  --------------  --------------  --------------  --------------
Gross Unrealized Appreciation................  $    2,631,607  $           --  $  157,635,581  $   31,694,175  $           --
Gross Unrealized (Depreciation)..............              --      (4,913,134)     (2,420,631)     (1,954,069)    (22,265,658)
                                               --------------  --------------  --------------  --------------  --------------
Net Unrealized Appreciation (Depreciation)...  $    2,631,607  $   (4,913,134) $  155,214,950  $   29,740,106    $(22,265,658)
                                               ==============  ==============  ==============  ==============  ==============
Cost of Investments for Federal Income Tax
  Purposes...................................  $   82,003,519  $   50,453,557  $  594,415,244  $  216,472,129  $   52,322,398
                                               ==============  ==============  ==============  ==============  ==============

                                                     INTERNET       UTILITIES
                                                         FUND            FUND
                                               --------------  --------------
Gross Unrealized Appreciation................  $    1,523,132  $    5,466,834
Gross Unrealized (Depreciation)..............      (1,497,183)       (505,889)
                                               --------------  --------------
Net Unrealized Appreciation..................  $       25,949  $    4,960,945
                                               ==============  ==============
Cost of Investments for Federal Income Tax
  Purposes...................................  $   19,249,928  $   86,627,333
                                               ==============  ==============

                               RYDEX SERIES FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

7. SHARE TRANSACTIONS

The Funds are authorized to distribute an unlimited number of shares.

Transactions in shares for the period ended September 30, 2000 were: (Unaudited)

INVESTOR CLASS:

                                                     FINANCIAL         HEALTH                         BASIC
                                         ENERGY       SERVICES           CARE     TECHNOLOGY      MATERIALS
                                           FUND           FUND           FUND           FUND           FUND
                                  -------------  -------------  -------------  -------------  -------------
Shares Purchased................     20,386,369    124,364,020    108,200,481     43,462,289     27,744,375
Shares Redeemed.................    (19,872,489)  (129,090,598)  (106,094,108)   (44,923,796)   (29,466,452)
                                  -------------  -------------  -------------  -------------  -------------
Net Shares Purchased
  (Redeemed)....................        513,880     (4,726,578)     2,106,373     (1,461,507)    (1,722,077)
                                  =============  =============  =============  =============  =============

                                       CONSUMER                                     TELECOM-
                                       PRODUCTS        LEISURE      RETAILING    MUNICATIONS
                                           FUND           FUND           FUND           FUND
                                  -------------  -------------  -------------  -------------
Shares Purchased................     38,132,101     14,176,139     47,617,394     16,265,171
Shares Redeemed.................    (38,636,314)   (14,579,020)   (51,923,588)   (18,500,712)
                                  -------------  -------------  -------------  -------------
Net Shares Purchased
  (Redeemed)....................       (504,213)      (402,881)    (4,306,194)    (2,235,541)
                                  =============  =============  =============  =============

                                                         ENERGY                          BIO-
                                  TRANSPORTATION       SERVICES        BANKING     TECHNOLOGY    ELECTRONICS
                                            FUND           FUND           FUND           FUND           FUND
                                  --------------  -------------  -------------  -------------  -------------
Shares Purchased................     23,916,510      63,384,258     53,745,875     57,727,973     53,701,058
Shares Redeemed.................    (24,778,953)    (61,876,189)   (54,410,952)   (53,509,978)   (54,024,607)
                                  -------------   -------------  -------------  -------------  -------------
Net Shares Purchased
  (Redeemed)....................       (862,443)      1,508,069       (665,077)     4,217,995       (323,549)
                                  =============   =============  =============  =============  =============

                                       PRECIOUS
                                         METALS       INTERNET      UTILITIES
                                           FUND           FUND           FUND
                                  -------------  -------------  -------------
Shares Purchased................     28,694,862     26,202,566     18,269,741
Shares Redeemed.................    (36,991,442)   (25,754,669)   (12,746,502)
                                  -------------  -------------  -------------
Net Shares Purchased
  (Redeemed)....................     (8,296,580)       447,897      5,523,239
                                  =============  =============  =============

ADVISOR CLASS:

                                                     FINANCIAL         HEALTH                         BASIC
                                         ENERGY       SERVICES           CARE     TECHNOLOGY      MATERIALS
                                           FUND           FUND           FUND           FUND           FUND
                                  -------------  -------------  -------------  -------------  -------------
Shares Purchased................     12,062,910     38,191,723     30,634,555      7,221,081      7,227,126
Shares Redeemed.................    (10,304,825)   (43,497,757)   (23,962,477)    (8,145,744)    (7,698,175)
                                  -------------  -------------  -------------  -------------  -------------
Net Shares Purchased
  (Redeemed)....................      1,758,085     (5,306,034)     6,672,078       (924,663)      (471,049)
                                  =============  =============  =============  =============  =============

                                       CONSUMER                                     TELECOM-
                                       PRODUCTS        LEISURE      RETAILING    MUNICATIONS
                                           FUND           FUND           FUND           FUND
                                  -------------  -------------  -------------  -------------
Shares Purchased................     17,533,402      3,229,079     18,726,870      3,691,401
Shares Redeemed.................    (17,928,559)    (4,918,535)   (20,916,911)    (3,622,498)
                                  -------------  -------------  -------------  -------------
Net Shares Purchased
  (Redeemed)....................       (395,157)    (1,689,456)    (2,190,041)        68,903
                                  =============  =============  =============  =============

                                                         ENERGY                          BIO-
                                  TRANSPORTATION       SERVICES        BANKING     TECHNOLOGY    ELECTRONICS
                                            FUND           FUND           FUND           FUND           FUND
                                  --------------  -------------  -------------  -------------  -------------
Shares Purchased................     29,473,543      23,479,118     33,047,434      9,824,586     10,637,013
Shares Redeemed.................    (43,613,922)    (26,333,646)   (34,540,747)    (9,681,912)   (10,628,525)
                                  -------------   -------------  -------------  -------------  -------------
Net Shares Purchased
  (Redeemed)....................    (14,140,379)     (2,854,528)    (1,493,313)       142,674          8,488
                                  =============   =============  =============  =============  =============


                                       INTERNET      UTILITIES
                                           FUND           FUND
                                  -------------  -------------
Shares Purchased................     15,979,256      7,208,848
Shares Redeemed.................    (13,736,329)    (5,124,944)
                                  -------------  -------------
Net Shares Purchased
  (Redeemed)....................      2,242,927      2,083,904
                                  =============  =============

                               RYDEX SERIES FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Transactions in shares for the year ended March 31, 2000 were:

INVESTOR CLASS:

                                                     FINANCIAL         HEALTH
                                         ENERGY       SERVICES           CARE     TECHNOLOGY
                                           FUND           FUND           FUND           FUND
                                  -------------  -------------  -------------  -------------
Shares Purchased................     37,086,231    135,595,843     92,165,902    218,223,409
Purchased through Dividend
  Reinvestment..................             --          8,140          1,198             --
                                  -------------  -------------  -------------  -------------
Total Purchased.................     37,086,231    135,603,983     92,167,100    218,223,409
Shares Redeemed.................    (37,739,352)  (122,474,988)   (90,393,124)  (216,807,742)
                                  -------------  -------------  -------------  -------------
Net Shares Purchased
  (Redeemed)....................       (653,121)    13,128,995      1,773,976      1,415,667
                                  =============  =============  =============  =============

                                          BASIC       CONSUMER
                                      MATERIALS       PRODUCTS        LEISURE
                                           FUND           FUND           FUND
                                  -------------  -------------  -------------
Shares Purchased................     70,265,243     17,516,286     21,272,970
Purchased through Dividend
  Reinvestment..................             --          4,604          2,346
                                  -------------  -------------  -------------
Total Purchased.................     70,265,243     17,520,890     21,275,316
Shares Redeemed.................    (68,431,847)   (16,438,554)   (21,201,952)
                                  -------------  -------------  -------------
Net Shares Purchased
  (Redeemed)....................      1,833,396      1,082,336         73,364
                                  =============  =============  =============

                                                      TELECOM-                         ENERGY
                                      RETAILING    MUNICATIONS  TRANSPORTATION       SERVICES
                                           FUND           FUND            FUND           FUND
                                  -------------  -------------  --------------  -------------
Shares Purchased................     62,752,393     54,375,652     42,495,268     161,342,833
Purchased through Dividend
  Reinvestment..................          3,929          1,178             --              --
                                  -------------  -------------  -------------   -------------
Total Purchased.................     62,756,322     54,376,830     42,495,268     161,342,833
Shares Redeemed.................    (59,959,127)   (52,040,471)   (39,907,272)   (167,799,145)
                                  -------------  -------------  -------------   -------------
Net Shares Purchased
  (Redeemed)....................      2,797,195      2,336,359      2,587,996      (6,456,312)
                                  =============  =============  =============   =============

                                                          BIO-                      PRECIOUS
                                        BANKING     TECHNOLOGY    ELECTRONICS         METALS
                                           FUND           FUND           FUND           FUND
                                  -------------  -------------  -------------  -------------
Shares Purchased................     72,159,617    104,199,277     71,193,538    171,423,400
Purchased through Dividend
  Reinvestment..................             --          5,772             --             --
                                  -------------  -------------  -------------  -------------
Total Purchased.................     72,159,617    104,205,049     71,193,538    171,423,400
Shares Redeemed.................    (67,645,236)   (91,384,381)   (65,260,403)  (167,783,091)
                                  -------------  -------------  -------------  -------------
Net Shares Purchased
  (Redeemed)....................      4,514,381     12,820,668      5,933,135      3,640,309
                                  =============  =============  =============  =============

ADVISOR CLASS:

                                                     FINANCIAL         HEALTH
                                         ENERGY       SERVICES           CARE     TECHNOLOGY
                                           FUND           FUND           FUND           FUND
                                  -------------  -------------  -------------  -------------
Shares Purchased................      4,318,626     40,787,735     19,022,831     44,245,767
Purchased through Dividend
  Reinvestment..................             --          9,092            188             --
                                  -------------  -------------  -------------  -------------
Total Purchased.................      4,318,626     40,796,827     19,023,019     44,245,767
Shares Redeemed.................     (3,977,401)   (29,174,926)   (18,853,118)   (43,337,079)
                                  -------------  -------------  -------------  -------------
Net Shares Purchased
  (Redeemed)....................        341,225     11,621,901        169,901        908,688
                                  =============  =============  =============  =============

                                          BASIC       CONSUMER
                                      MATERIALS       PRODUCTS        LEISURE
                                           FUND           FUND           FUND
                                  -------------  -------------  -------------
Shares Purchased................      6,675,880     15,552,265     10,405,706
Purchased through Dividend
  Reinvestment..................             --         79,687          1,913
                                  -------------  -------------  -------------
Total Purchased.................      6,675,880     15,631,952     10,407,619
Shares Redeemed.................     (6,123,920)   (17,372,881)    (8,712,000)
                                  -------------  -------------  -------------
Net Shares Purchased
  (Redeemed)....................        551,960     (1,740,929)     1,695,619
                                  =============  =============  =============

                                                      TELECOM-                         ENERGY
                                      RETAILING    MUNICATIONS  TRANSPORTATION       SERVICES
                                           FUND           FUND            FUND           FUND
                                  -------------  -------------  --------------  -------------
Shares Purchased................     18,040,945     28,852,932     19,171,837      36,933,011
Purchased through Dividend
  Reinvestment..................          2,722            180             --              --
                                  -------------  -------------  -------------   -------------
Total Purchased.................     18,043,667     28,853,112     19,171,837      36,933,011
Shares Redeemed.................    (11,108,125)   (28,831,128)    (5,020,598)    (36,908,776)
                                  -------------  -------------  -------------   -------------
Net Shares Purchased............      6,935,542         21,984     14,151,239          24,235
                                  =============  =============  =============   =============

                                                          BIO-
                                        BANKING     TECHNOLOGY    ELECTRONICS
                                           FUND           FUND           FUND
                                  -------------  -------------  -------------
Shares Purchased................     26,461,063     46,912,665     33,552,489
Purchased through Dividend
  Reinvestment..................             --            366             --
                                  -------------  -------------  -------------
Total Purchased.................     26,461,063     46,913,031     33,552,489
Shares Redeemed.................    (23,992,548)   (45,450,559)   (33,209,557)
                                  -------------  -------------  -------------
Net Shares Purchased............      2,468,515      1,462,472        342,932
                                  =============  =============  =============

                               RYDEX SERIES FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Transactions in dollars for the period ended September 30, 2000 were:
(Unaudited)

INVESTOR CLASS:

                                                         FINANCIAL           HEALTH                             BASIC
                                           ENERGY         SERVICES             CARE       TECHNOLOGY        MATERIALS
                                             FUND             FUND             FUND             FUND             FUND
                                  ---------------  ---------------  ---------------  ---------------  ---------------
Shares Purchased................  $   238,464,366  $ 1,245,597,774  $ 1,224,907,757  $ 1,227,824,457  $   205,445,356
Shares Redeemed.................     (230,812,263)  (1,275,151,794)  (1,196,521,839)  (1,255,464,632)    (216,469,239)
                                  ---------------  ---------------  ---------------  ---------------  ---------------
Net Change......................  $     7,652,103  $   (29,554,020) $    28,385,918  $   (27,640,175) $   (11,023,883)
                                  ===============  ===============  ===============  ===============  ===============

                                         CONSUMER                                           TELECOM-
                                         PRODUCTS          LEISURE        RETAILING      MUNICATIONS
                                             FUND             FUND             FUND             FUND
                                  ---------------  ---------------  ---------------  ---------------
Shares Purchased................  $   295,621,203  $   151,054,368  $   558,920,126  $   303,435,413
Shares Redeemed.................     (291,407,217)    (154,396,549)    (612,991,812)    (339,321,223)
                                  ---------------  ---------------  ---------------  ---------------
Net Change......................  $     4,213,986  $    (3,342,181) $   (54,071,686) $   (35,885,810)
                                  ===============  ===============  ===============  ===============

                                                            ENERGY                              BIO-
                                   TRANSPORTATION         SERVICES          BANKING       TECHNOLOGY      ELECTRONICS
                                             FUND             FUND             FUND             FUND             FUND
                                  ---------------  ---------------  ---------------  ---------------  ---------------
Shares Purchased................  $   149,265,410  $   626,679,314  $   403,712,551  $ 1,780,833,291  $ 2,068,702,344
Shares Redeemed.................     (154,101,775)    (598,109,078)    (400,553,274)  (1,620,819,774)  (2,047,644,721)
                                  ---------------  ---------------  ---------------  ---------------  ---------------
Net Change......................  $    (4,836,365) $    28,570,236  $     3,159,277  $   160,013,517  $    21,057,623
                                  ===============  ===============  ===============  ===============  ===============

                                         PRECIOUS
                                           METALS         INTERNET        UTILITIES
                                             FUND             FUND             FUND
                                  ---------------  ---------------  ---------------
Shares Purchased................  $   418,601,154  $   217,046,700  $   203,171,009
Shares Redeemed.................     (419,509,935)    (208,224,500)    (138,821,168)
                                  ---------------  ---------------  ---------------
Net Change......................  $      (908,781) $     8,822,200  $    64,349,841
                                  ===============  ===============  ===============

ADVISOR CLASS:

                                                     FINANCIAL         HEALTH                         BASIC
                                         ENERGY       SERVICES           CARE     TECHNOLOGY      MATERIALS
                                           FUND           FUND           FUND           FUND           FUND
                                  -------------  -------------  -------------  -------------  -------------
Shares Purchased................  $ 142,550,118  $ 380,886,260  $ 343,912,317  $ 202,256,115  $  53,767,921
Shares Redeemed.................   (121,439,688)  (417,210,792)  (267,135,137)  (226,770,125)   (56,980,322)
                                  -------------  -------------  -------------  -------------  -------------
Net Change......................  $  21,110,430  $ (36,324,532) $  76,777,180  $ (24,514,010) $  (3,212,401)
                                  =============  =============  =============  =============  =============

                                       CONSUMER                                     TELECOM-
                                       PRODUCTS        LEISURE      RETAILING    MUNICATIONS
                                           FUND           FUND           FUND           FUND
                                  -------------  -------------  -------------  -------------
Shares Purchased................  $ 134,323,728  $  33,559,857  $ 212,022,259  $  68,416,957
Shares Redeemed.................   (134,710,582)   (50,157,237)  (238,156,648)   (65,305,005)
                                  -------------  -------------  -------------  -------------
Net Change......................  $    (386,854) $ (16,597,380) $ (26,134,389) $   3,111,952
                                  =============  =============  =============  =============

                                                         ENERGY                          BIO-
                                  TRANSPORTATION       SERVICES        BANKING     TECHNOLOGY    ELECTRONICS
                                            FUND           FUND           FUND           FUND           FUND
                                  --------------  -------------  -------------  -------------  -------------
Shares Purchased................  $ 183,463,833   $ 227,038,549  $ 245,874,983  $ 302,663,629  $ 414,287,208
Shares Redeemed.................   (261,189,724)   (248,072,014)  (244,131,762)  (289,762,088)  (397,240,784)
                                  -------------   -------------  -------------  -------------  -------------
Net Change......................  $ (77,725,891)  $ (21,033,465) $   1,743,221  $  12,901,541  $  17,046,424
                                  =============   =============  =============  =============  =============


                                       INTERNET      UTILITIES
                                           FUND           FUND
                                  -------------  -------------
Shares Purchased................  $ 128,529,461  $  79,644,274
Shares Redeemed.................   (110,736,395)   (56,455,862)
                                  -------------  -------------
Net Change......................  $  17,793,066  $  23,188,412
                                  =============  =============

                               RYDEX SERIES FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Transactions in dollars for the year ended March 31, 2000 were:

INVESTOR CLASS:

                                           FINANCIAL         HEALTH
                             ENERGY         SERVICES           CARE       TECHNOLOGY
                               FUND             FUND           FUND             FUND
                      -------------  ---------------  -------------  ---------------
Shares Purchased....  $ 374,159,027  $ 1,305,737,326  $ 965,053,318  $ 4,828,884,170
Purchased through
  Dividend
  Reinvestment......             --           79,309         12,715               --
                      -------------  ---------------  -------------  ---------------
Total Purchased.....    374,159,027    1,305,816,635    965,066,033    4,828,884,170
Shares Redeemed.....   (377,234,768)  (1,172,219,237)  (946,175,002)  (4,808,166,600)
                      -------------  ---------------  -------------  ---------------
Net Change..........  $  (3,075,741) $   133,597,398  $  18,891,031  $    20,717,570
                      =============  ===============  =============  ===============

                              BASIC       CONSUMER
                          MATERIALS       PRODUCTS        LEISURE
                               FUND           FUND           FUND
                      -------------  -------------  -------------
Shares Purchased....  $ 637,733,841  $ 154,432,875  $ 232,663,291
Purchased through
  Dividend
  Reinvestment......             --         42,676         24,591
                      -------------  -------------  -------------
Total Purchased.....    637,733,841    154,475,551    232,687,882
Shares Redeemed.....   (620,774,859)  (145,647,165)  (231,143,075)
                      -------------  -------------  -------------
Net Change..........  $  16,958,982  $   8,828,386  $   1,544,807
                      =============  =============  =============

                                          TELECOM-                           ENERGY
                          RETAILING    MUNICATIONS  TRANSPORTATION         SERVICES
                               FUND           FUND            FUND             FUND
                      -------------  -------------  --------------  ---------------
Shares Purchased....  $ 808,947,665  $ 864,398,077  $ 322,027,110   $ 1,142,611,280
Purchased through
  Dividend
  Reinvestment......         48,873         19,842             --                --
                      -------------  -------------  -------------   ---------------
Total Purchased.....    808,996,538    864,417,919    322,027,110     1,142,611,280
Shares Redeemed.....   (772,499,152)  (827,616,358)  (306,057,194)   (1,160,809,005)
                      -------------  -------------  -------------   ---------------
Net Change..........  $  36,497,386  $  36,801,561  $  15,969,916   $   (18,197,725)
                      =============  =============  =============   ===============

                                                BIO-                        PRECIOUS
                            BANKING       TECHNOLOGY      ELECTRONICS         METALS
                               FUND             FUND             FUND           FUND
                      -------------  ---------------  ---------------  -------------
Shares Purchased....  $ 579,045,578  $ 2,388,242,730  $ 1,757,578,749  $ 788,390,455
Purchased through
  Dividend
  Reinvestment......             --           94,092               --             --
                      -------------  ---------------  ---------------  -------------
Total Purchased.....    579,045,578    2,388,336,822    1,757,578,749    788,390,455
Shares Redeemed.....   (543,830,769)  (2,007,703,924)  (1,589,923,739)  (760,182,712)
                      -------------  ---------------  ---------------  -------------
Net Change..........  $  35,214,809  $   380,632,898  $   167,655,010  $  28,207,743
                      =============  ===============  ===============  =============

                               RYDEX SERIES FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ADVISOR CLASS:

                                                     FINANCIAL         HEALTH
                                         ENERGY       SERVICES           CARE     TECHNOLOGY
                                           FUND           FUND           FUND           FUND
                                  -------------  -------------  -------------  -------------
Shares Purchased................  $  44,222,102  $ 379,668,024  $ 194,121,965  $ 968,612,178
Purchased through Dividend
  Reinvestment..................             --         88,193          1,977             --
                                  -------------  -------------  -------------  -------------
Total Purchased.................     44,222,102    379,756,217    194,123,942    968,612,178
Shares Redeemed.................    (40,612,813)  (266,466,894)  (189,203,889)  (952,729,429)
                                  -------------  -------------  -------------  -------------
Net Change......................  $   3,609,289  $ 113,289,323  $   4,920,053  $  15,882,749
                                  =============  =============  =============  =============

                                          BASIC       CONSUMER
                                      MATERIALS       PRODUCTS        LEISURE
                                           FUND           FUND           FUND
                                  -------------  -------------  -------------
Shares Purchased................  $  60,977,958  $ 135,834,992  $ 116,337,582
Purchased through Dividend
  Reinvestment..................             --        738,696         19,785
                                  -------------  -------------  -------------
Total Purchased.................     60,977,958    136,573,688    116,357,367
Shares Redeemed.................    (55,843,573)  (150,735,826)   (94,273,900)
                                  -------------  -------------  -------------
Net Change......................  $   5,134,385  $ (14,162,138) $  22,083,467
                                  =============  =============  =============

                                                      TELECOM-                         ENERGY
                                      RETAILING    MUNICATIONS  TRANSPORTATION       SERVICES
                                           FUND           FUND            FUND           FUND
                                  -------------  -------------  --------------  -------------
Shares Purchased................  $ 228,512,867  $ 459,121,497  $ 120,860,199   $ 269,901,263
Purchased through Dividend
  Reinvestment..................         33,785          2,989             --              --
                                  -------------  -------------  -------------   -------------
Total Purchased.................    228,546,652    459,124,486    120,860,199     269,901,263
Shares Redeemed.................   (139,661,059)  (475,718,738)   (33,685,933)   (260,260,834)
                                  -------------  -------------  -------------   -------------
Net Change......................  $  88,885,593  $ (16,594,252) $  87,174,266   $   9,640,429
                                  =============  =============  =============   =============

                                                          BIO-
                                        BANKING     TECHNOLOGY    ELECTRONICS
                                           FUND           FUND           FUND
                                  -------------  -------------  -------------
Shares Purchased................  $ 214,513,223  $ 902,518,655  $ 744,677,976
Purchased through Dividend
  Reinvestment..................             --          5,890             --
                                  -------------  -------------  -------------
Total Purchased.................    214,513,223    902,524,545    744,677,976
Shares Redeemed.................   (191,598,044)  (899,438,342)  (760,551,872)
                                  -------------  -------------  -------------
Net Change......................  $  22,915,179  $   3,086,203  $ (15,873,896)
                                  =============  =============  =============

                               RYDEX SERIES FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

8.  NET ASSETS

At September 30, 2000, net assets consisted of: (Unaudited)

                                                            FINANCIAL         HEALTH                         BASIC
                                                ENERGY       SERVICES           CARE     TECHNOLOGY      MATERIALS
                                                  FUND           FUND           FUND           FUND           FUND
                                         -------------  -------------  -------------  -------------  -------------
Paid-In-Capital........................  $  49,470,312  $ 227,720,426  $ 146,978,285  $  58,955,481  $  13,967,979
Undistributed Net Investment Income
  (Loss)...............................       (115,420)       384,897       (493,933)      (461,687)        59,138
Accumulated Net Realized Loss on
  Investments..........................     (5,942,681)   (45,220,409)   (14,072,047)   (37,905,850)   (10,738,738)
Net Unrealized Appreciation on
  Investments..........................      4,865,750     29,139,730     11,072,572     16,402,708        115,183
                                         -------------  -------------  -------------  -------------  -------------
Net Assets.............................  $  48,277,961  $ 212,024,644  $ 143,484,877  $  36,990,652  $   3,403,562
                                         =============  =============  =============  =============  =============

                                              CONSUMER                                     TELECOM-
                                              PRODUCTS        LEISURE      RETAILING    MUNICATIONS  TRANSPORTATION
                                                  FUND           FUND           FUND           FUND            FUND
                                         -------------  -------------  -------------  -------------  --------------
Paid-In-Capital........................  $  20,432,666  $   8,907,077  $  94,704,588  $  21,446,590  $  25,941,978
Undistributed Net Investment Income
  (Loss)...............................        113,560       (103,314)      (264,780)      (173,264)      (100,347)
Accumulated Net Realized Loss on
  Investments..........................    (15,508,610)    (7,925,289)   (25,833,096)    (8,953,703)   (14,578,619)
Net Unrealized Appreciation on
  Investments..........................        127,754        200,142        779,812      7,155,930      1,096,333
                                         -------------  -------------  -------------  -------------  -------------
Net Assets.............................  $   5,165,370  $   1,078,616  $  69,386,524  $  19,475,553  $  12,359,345
                                         =============  =============  =============  =============  =============

                                                ENERGY                          BIO-                      PRECIOUS
                                              SERVICES        BANKING     TECHNOLOGY    ELECTRONICS         METALS
                                                  FUND           FUND           FUND           FUND           FUND
                                         -------------  -------------  -------------  -------------  -------------
Paid-In-Capital........................  $ 108,271,203  $  73,510,644  $ 604,737,613  $ 227,950,585  $  98,600,013
Undistributed Net Investment Income
  (Loss)...............................       (121,934)       652,676     (3,936,058)    (2,105,562)         1,630
Accumulated Net Realized Loss on
  Investments..........................    (48,052,473)   (35,663,962)  (139,945,969)   (66,730,741)   (69,703,013)
Net Unrealized Appreciation on
  Investments..........................     25,773,964      7,057,893    294,508,805     88,447,910      1,457,790
                                         -------------  -------------  -------------  -------------  -------------
Net Assets.............................  $  85,870,760  $  45,557,251  $ 755,364,391  $ 247,562,192  $  30,356,420
                                         =============  =============  =============  =============  =============

                                            INTERNET    UTILITIES
                                                FUND         FUND
                                         -----------  -----------
Paid-In-Capital........................  $26,615,266  $87,538,253
Undistributed Net Investment Income
  (Loss)...............................     (276,739)      78,649
Accumulated Net Realized Loss on
  Investments..........................   (8,000,415)  (3,229,899)
Net Unrealized Appreciation on
  Investments..........................    1,328,230    6,726,477
                                         -----------  -----------
Net Assets.............................  $19,666,342  $91,113,480
                                         ===========  ===========

                               RYDEX SERIES FUNDS

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

9.  LOSS CARRYFORWARD - FEDERAL INCOME TAX

At March 31, 2000, for Federal income tax purposes, the following sector funds have capital loss carryovers which may be applied against future net taxable realized gains of each succeeding year until the earlier of its utilization or expiration.

                                                          FINANCIAL      CONSUMER
                                               ENERGY      SERVICES      PRODUCTS       LEISURE
EXPIRES MARCH 31                                 FUND          FUND          FUND          FUND
----------------                         ------------  ------------  ------------  ------------
2004...................................  $         --  $         --  $         --  $         --
2005...................................            --            --            --            --
2006...................................            --            --            --            --
2007...................................            --            --            --            --
2008...................................     1,381,425       922,016     3,149,176       189,716

                                                               ENERGY                    PRECIOUS
                                         TRANSPORTATION      SERVICES       BANKING        METALS
EXPIRES MARCH 31                                   FUND          FUND          FUND          FUND
----------------                         --------------  ------------  ------------  ------------
2004...................................   $         --   $         --  $         --  $  4,249,968
2005...................................             --             --            --       709,440
2006...................................             --             --            --     6,318,198
2007...................................             --        364,446            --     5,630,309
2008...................................      1,496,274      7,012,158     1,605,231    11,740,001

10. PRECIOUS METALS REVERSE STOCK SPLIT

Effective after the close of business on April 14, 2000, the Precious Metals Fund, Investor Class shares, underwent a 1-for-5 reverse split. The effect of this transaction was to divide the number of outstanding shares in this Fund by five, while multiplying the net asset value per share by five. The net asset value per share prior to the reverse split was $3.88; after the reverse split, the net asset value per share was $19.40.

There was no change in the aggregate market value of the outstanding shares as a result of this transaction.

                            A FAMILY OF MUTUAL FUNDS
                            DESIGNED EXCLUSIVELY FOR
                          PROFESSIONAL MONEY MANAGERS

                                  ENERGY FUND
                            FINANCIAL SERVICES FUND
                                HEALTH CARE FUND
                                TECHNOLOGY FUND
                              BASIC MATERIALS FUND
                             CONSUMER PRODUCTS FUND
                                  LEISURE FUND
                                 RETAILING FUND
                            TELECOMMUNICATIONS FUND
                              TRANSPORTATION FUND
                              ENERGY SERVICES FUND
                                  BANKING FUND
                               BIOTECHNOLOGY FUND
                                ELECTRONICS FUND
                              PRECIOUS METALS FUND
                                 INTERNET FUND
                                 UTILITIES FUND

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE
   GENERAL INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN
                             EFFECTIVE PROSPECTUS.

                               RYDEX SERIES FUNDS
                         9601 Blackwell Road, Suite 500
                              Rockville, MD 20850
                                 (800) 820-0888
                               www.rydexfunds.com

                    ADVISOR CLASS SHARES ARE DISTRIBUTED BY
                            RYDEX DISTRIBUTORS, INC.

                                                                   RFSSA-3-11/00